UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-01400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor® New Insights Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Meta Platforms, Inc. Class A	8.4
Microsoft Corp.	7.4
Alphabet, Inc. Class A	5.4
Berkshire Hathaway, Inc. Class A	4.9
Amazon.com, Inc.	4.3
Apple, Inc.	4.3
NVIDIA Corp.	4.1
UnitedHealth Group, Inc.	2.9
Eli Lilly & Co.	2.6
Netflix, Inc.	1.9
46.2

Market Sectors (% of Fund's net assets)

Information Technology	24.9
Communication Services	17.0
Health Care	13.8
Financials	12.4
Consumer Discretionary	10.1
Industrials	9.1
Energy	5.1
Materials	3.7
Consumer Staples	2.3
Utilities	0.7
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 16.8%
Entertainment - 2.5%
Activision Blizzard, Inc.	451,100	38,028
Liberty Media Corp. Liberty Formula One Series C (a)	416,276	31,337
Netflix, Inc. (a)	725,190	319,439
Sea Ltd. ADR (a)	263,700	15,305
The Walt Disney Co. (a)	8,400	750
Universal Music Group NV	815,932	18,119
		422,978
Interactive Media & Services - 13.9%
Alphabet, Inc.:
Class A (a)	7,670,220	918,125
Class C (a)	22,900	2,770
Bumble, Inc. (a)	240,284	4,032
Epic Games, Inc. (a)(b)(c)	23,900	16,825
Meta Platforms, Inc. Class A (a)	4,916,816	1,411,029
		2,352,781
Media - 0.0%
Comcast Corp. Class A	24,200	1,006
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	489,600	68,005
TOTAL COMMUNICATION SERVICES		2,844,770
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	124,500	3,992
General Motors Co.	87,640	3,379
Harley-Davidson, Inc.	46,900	1,651
Hyundai Motor Co. Ltd.	77,337	12,165
Rad Power Bikes, Inc. (a)(b)(c)	474,452	1,058
Rivian Automotive, Inc. (a)	26,456	441
Tesla, Inc. (a)	88,052	23,049
Toyota Motor Corp.	541,702	8,706
		54,441
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	5,633,200	734,344
Coupang, Inc. Class A (a)	902,565	15,705
Dollarama, Inc.	63,672	4,312
Global-e Online Ltd. (a)	143,500	5,875
MercadoLibre, Inc. (a)	6,000	7,108
		767,344
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	2,800	400
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	310,696	39,819
Booking Holdings, Inc. (a)	3,000	8,101
Caesars Entertainment, Inc. (a)	270,000	13,762
Cava Group, Inc.	37,400	1,532
Chipotle Mexican Grill, Inc. (a)	8,427	18,025
Churchill Downs, Inc.	17,200	2,394
Deliveroo PLC Class A (a)(d)	3,535,620	5,141
Evolution AB (d)	12,200	1,545
Hilton Worldwide Holdings, Inc.	527,468	76,773
Hyatt Hotels Corp. Class A	12,900	1,478
Las Vegas Sands Corp. (a)	31,200	1,810
Marriott International, Inc. Class A	5,200	955
McDonald's Corp.	41,200	12,294
Restaurant Brands International, Inc.	45,100	3,497
Starbucks Corp.	10,100	1,001
Sweetgreen, Inc. Class A (a)	247,700	3,176
Zomato Ltd. (a)	2,766,561	2,538
		193,841
Household Durables - 0.3%
Blu Investments LLC (a)(b)(c)	98,215,581	30
D.R. Horton, Inc.	158,675	19,309
Lennar Corp. Class A	264,318	33,122
PulteGroup, Inc.	3,200	249
		52,710
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	30,900	716
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	593,806	32,095
Auto1 Group SE (a)(d)	51,600	479
AutoZone, Inc. (a)	2,650	6,607
Dick's Sporting Goods, Inc.	320,045	42,307
Fanatics, Inc. Class A (a)(b)(c)	372,921	28,640
Fast Retailing Co. Ltd.	12,300	3,155
Floor & Decor Holdings, Inc. Class A (a)(e)	217,500	22,611
FSN E-Commerce Ventures Private Ltd.	10,674	19
Lowe's Companies, Inc.	387,500	87,459
O'Reilly Automotive, Inc. (a)	44,271	42,292
The Home Depot, Inc.	220,413	68,469
TJX Companies, Inc.	723,403	61,337
Ulta Beauty, Inc. (a)	49,600	23,342
Wayfair LLC Class A (a)	96,078	6,246
Williams-Sonoma, Inc.	246,932	30,901
		455,959
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	753,200	66,244
China Hongxing Sports Ltd. (a)(c)	5,977,800	0
Deckers Outdoor Corp. (a)	20,982	11,071
Dr. Martens Ltd.	96,532	150
lululemon athletica, Inc. (a)	14,144	5,354
LVMH Moet Hennessy Louis Vuitton SE	32,800	30,928
NIKE, Inc. Class B	91,803	10,132
On Holding AG (a)	597,100	19,704
Ralph Lauren Corp. (e)	61,500	7,583
Samsonite International SA (a)(d)	4,331,100	12,215
Tapestry, Inc.	511,229	21,881
		185,262
TOTAL CONSUMER DISCRETIONARY		1,710,673
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	101,524	5,754
Constellation Brands, Inc. Class A (sub. vtg.)	17,400	4,283
Diageo PLC	49,885	2,145
PepsiCo, Inc.	246,460	45,649
The Coca-Cola Co.	1,936,818	116,635
		174,466
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	167,500	8,589
BJ's Wholesale Club Holdings, Inc. (a)	107,200	6,755
Casey's General Stores, Inc.	28,800	7,024
Costco Wholesale Corp.	179,600	96,693
Dollar Tree, Inc. (a)	132,300	18,985
		138,046
Food Products - 0.1%
Lamb Weston Holdings, Inc.	24,900	2,862
Mondelez International, Inc.	223,800	16,324
		19,186
Household Products - 0.2%
Procter & Gamble Co.	233,900	35,492
Personal Care Products - 0.1%
Kenvue, Inc.	144,700	3,823
L'Oreal SA (a)	29,812	13,907
L'Oreal SA	1,300	606
Olaplex Holdings, Inc. (a)	561,746	2,090
		20,426
TOTAL CONSUMER STAPLES		387,616
ENERGY - 5.0%
Energy Equipment & Services - 0.0%
Nextier Oilfield Solutions, Inc. (a)	606,900	5,426
Noble Corp. PLC	4,432	183
		5,609
Oil, Gas & Consumable Fuels - 5.0%
Antero Resources Corp. (a)	542,400	12,491
Birchcliff Energy Ltd. (e)	169,400	1,003
Canadian Natural Resources Ltd.	1,130,888	63,581
Cenovus Energy, Inc. (e)	687,700	11,677
Cheniere Energy, Inc.	697,217	106,228
Chevron Corp.	265,705	41,809
ConocoPhillips Co.	657,011	68,073
Diamondback Energy, Inc.	5,943	781
EOG Resources, Inc.	258,816	29,619
Exxon Mobil Corp.	2,201,007	236,058
GoviEx Uranium, Inc. (a)	642,355	63
GoviEx Uranium, Inc. (a)(d)	23,200	2
GoviEx Uranium, Inc. Class A (a)(d)	2,625,135	258
Hess Corp.	1,185,390	161,154
Marathon Petroleum Corp.	22,600	2,635
Occidental Petroleum Corp.	604,361	35,536
Ovintiv, Inc.	122,600	4,667
Pioneer Natural Resources Co.	47,565	9,855
PrairieSky Royalty Ltd.	55,400	969
Reliance Industries Ltd.	243,531	7,589
Suncor Energy, Inc.	420,900	12,347
Tourmaline Oil Corp.	54,500	2,568
Valero Energy Corp.	231,200	27,120
		836,083
TOTAL ENERGY		841,692
FINANCIALS - 12.3%
Banks - 2.7%
AIB Group PLC	344,600	1,448
Banco Santander SA (Spain)	1,348,100	4,991
Bank of America Corp.	3,685,865	105,747
Bank of Ireland Group PLC	497,200	4,741
East West Bancorp, Inc.	75,700	3,996
First Citizens Bancshares, Inc.	2,200	2,824
HDFC Bank Ltd. sponsored ADR	643,371	44,843
JPMorgan Chase & Co.	501,159	72,889
Nu Holdings Ltd. (a)	1,060,866	8,370
Royal Bank of Canada	514,460	49,133
Starling Bank Ltd. Series D (a)(b)(c)	3,787,848	14,047
Wells Fargo & Co.	3,544,016	151,259
		464,288
Capital Markets - 0.5%
BlackRock, Inc. Class A	790	546
Brookfield Asset Management Ltd. Class A	5,622	184
Brookfield Corp. (Canada) Class A	37,400	1,259
Goldman Sachs Group, Inc.	1,704	550
Morgan Stanley	492,747	42,081
MSCI, Inc.	35,419	16,622
TulCo LLC (a)(b)(c)(f)	17,377	15,123
		76,365
Consumer Finance - 0.2%
American Express Co.	163,808	28,535
Capital One Financial Corp.	33,900	3,708
		32,243
Financial Services - 6.5%
Adyen BV (a)(d)	844	1,462
Berkshire Hathaway, Inc. Class A (a)	1,588	822,282
Dlocal Ltd. (a)	633,300	7,729
Fiserv, Inc. (a)	106,000	13,372
MasterCard, Inc. Class A	475,700	187,093
Remitly Global, Inc. (a)	202,100	3,804
Visa, Inc. Class A	287,300	68,228
		1,103,970
Insurance - 2.4%
American International Group, Inc.	537,226	30,912
Aon PLC	8,770	3,027
Arthur J. Gallagher & Co.	294,400	64,641
Brookfield Asset Management Reinsurance Partners Ltd.	889	30
Chubb Ltd.	513,307	98,842
Fairfax Financial Holdings Ltd. (sub. vtg.)	45,667	34,206
Hartford Financial Services Group, Inc.	79,153	5,701
Hiscox Ltd.	2,665,843	36,937
Intact Financial Corp.	110,374	17,042
Marsh & McLennan Companies, Inc.	81,137	15,260
Progressive Corp.	452,010	59,833
The Travelers Companies, Inc.	224,838	39,045
		405,476
TOTAL FINANCIALS		2,082,342
HEALTH CARE - 13.7%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (a)	74,522	14,155
Argenx SE ADR (a)	101,785	39,669
Arrowhead Pharmaceuticals, Inc. (a)	28,600	1,020
Ascendis Pharma A/S sponsored ADR (a)	29,200	2,606
Biogen, Inc. (a)	3,000	855
Biohaven Ltd.	4,450	106
Exact Sciences Corp. (a)	23,600	2,216
Galapagos NV sponsored ADR (a)	181,269	7,370
Gilead Sciences, Inc.	363,600	28,023
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	26,062	0
Intellia Therapeutics, Inc. (a)	17,114	698
Krystal Biotech, Inc. (a)	8,300	974
Legend Biotech Corp. ADR (a)	139,700	9,643
Light Sciences Oncology, Inc. (a)(c)	2,708,254	0
Moderna, Inc. (a)	5,700	693
Moonlake Immunotherapeutics (a)	39,000	1,989
Nuvalent, Inc. Class A (a)	46,000	1,940
Regeneron Pharmaceuticals, Inc. (a)	366,699	263,488
Roivant Sciences Ltd. (a)	217,900	2,196
Sarepta Therapeutics, Inc. (a)	9,200	1,054
Seagen, Inc. (a)	5,100	982
United Therapeutics Corp. (a)	75,294	16,621
Vertex Pharmaceuticals, Inc. (a)	426,246	150,000
Zai Lab Ltd. (a)	560,720	1,543
		547,841
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	2,800	990
Boston Scientific Corp. (a)	1,250,208	67,624
DexCom, Inc. (a)	24,600	3,161
Edwards Lifesciences Corp. (a)	17,250	1,627
Figs, Inc. Class A (a)(e)	363,500	3,006
GE Healthcare Holding LLC	99,634	8,094
I-Pulse, Inc. (a)(b)(c)	58,562	164
Inspire Medical Systems, Inc. (a)	3,600	1,169
Intuitive Surgical, Inc. (a)	169,051	57,805
Lantheus Holdings, Inc. (a)	10,800	906
Penumbra, Inc. (a)	3,200	1,101
Shockwave Medical, Inc. (a)	7,300	2,083
Straumann Holding AG	25,745	4,175
Stryker Corp.	16,900	5,156
Surgical Science Sweden AB (a)	46,500	1,040
TransMedics Group, Inc. (a)	209,200	17,569
		175,670
Health Care Providers & Services - 4.1%
23andMe Holding Co. Class A (a)(e)	589,099	1,031
agilon health, Inc. (a)	945,500	16,395
AmerisourceBergen Corp.	31,420	6,046
Cardinal Health, Inc.	40,000	3,783
Centene Corp. (a)	574,000	38,716
Cigna Group	387,500	108,733
Elevance Health, Inc.	22,115	9,825
HCA Holdings, Inc.	46,057	13,977
Henry Schein, Inc. (a)	11,200	908
P3 Health Partners, Inc. Class A (a)	193,779	579
UnitedHealth Group, Inc.	1,027,708	493,958
		693,951
Health Care Technology - 0.0%
Doximity, Inc. (a)	61,500	2,092
Schrodinger, Inc. (a)(e)	53,761	2,684
		4,776
Life Sciences Tools & Services - 0.9%
Danaher Corp.	458,889	110,133
Mettler-Toledo International, Inc. (a)	14,754	19,352
Olink Holding AB ADR (a)	162,700	3,051
Seer, Inc. (a)	59,354	253
Thermo Fisher Scientific, Inc.	27,408	14,300
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	176,934	9,542
		156,631
Pharmaceuticals - 4.4%
AstraZeneca PLC:
(United Kingdom)	270,800	38,820
sponsored ADR	70,800	5,067
DICE Therapeutics, Inc. (a)	83,800	3,893
Eli Lilly & Co.	917,483	430,281
Euroapi SASU (a)	23,468	269
Intra-Cellular Therapies, Inc. (a)	77,017	4,877
Johnson & Johnson	110,928	18,361
Merck & Co., Inc.	765,392	88,319
Novo Nordisk A/S Series B	19,600	3,166
Nuvation Bio, Inc. (a)	212,427	382
Roche Holding AG (participation certificate)	183,833	56,155
Royalty Pharma PLC	897,050	27,575
Sanofi SA	539,800	58,113
Structure Therapeutics, Inc. ADR	63,100	2,623
UCB SA	15,667	1,388
Ventyx Biosciences, Inc. (a)	26,200	859
Verona Pharma PLC ADR (a)	35,300	746
Zoetis, Inc. Class A	16,400	2,824
		743,718
TOTAL HEALTH CARE		2,322,587
INDUSTRIALS - 7.7%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	47,900	3,428
Lockheed Martin Corp.	122,514	56,403
Northrop Grumman Corp.	309,986	141,292
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,573,450	208,449
Class C (a)(b)(c)	45,460	3,682
The Boeing Co. (a)	237,800	50,214
TransDigm Group, Inc.	81,962	73,288
Woodward, Inc.	80,700	9,596
		546,352
Air Freight & Logistics - 0.4%
Delhivery Private Ltd. (a)	444,255	2,066
GXO Logistics, Inc. (a)	416,470	26,163
United Parcel Service, Inc. Class B	201,482	36,116
Zipline International, Inc. (a)(b)(c)	74,930	3,012
		67,357
Building Products - 0.2%
Carrier Global Corp.	64,400	3,201
Toto Ltd.	409,376	12,378
Trane Technologies PLC	71,500	13,675
		29,254
Commercial Services & Supplies - 0.2%
Cintas Corp.	33,112	16,459
Clean Harbors, Inc. (a)	73,944	12,159
Clean TeQ Water Pty Ltd. (a)	3,189	1
GFL Environmental, Inc.	30,600	1,188
Republic Services, Inc.	20,600	3,155
Waste Connections, Inc. (United States)	6,800	972
		33,934
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd. (a)	231,800	7,390
Larsen & Toubro Ltd.	35,900	1,085
		8,475
Electrical Equipment - 0.7%
AMETEK, Inc.	6,500	1,052
Eaton Corp. PLC	323,200	64,996
Hubbell, Inc. Class B	68,200	22,612
Nextracker, Inc. Class A (e)	25,600	1,019
nVent Electric PLC	74,125	3,830
Prysmian SpA	25,000	1,044
Regal Rexnord Corp.	130,700	20,115
		114,668
Ground Transportation - 0.9%
Canadian Pacific Kansas City Ltd.	992,664	80,177
J.B. Hunt Transport Services, Inc.	51,456	9,315
Old Dominion Freight Lines, Inc.	55,600	20,558
RXO, Inc.	428,170	9,707
Uber Technologies, Inc. (a)	722,400	31,186
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	23,600	60
		151,003
Industrial Conglomerates - 0.5%
General Electric Co.	753,203	82,739
Machinery - 0.8%
Caterpillar, Inc.	37,300	9,178
Crane Nxt Co.	8,200	463
Deere & Co.	85,798	34,764
Fortive Corp.	73,200	5,473
Indutrade AB	42,800	964
Ingersoll Rand, Inc.	109,100	7,131
PACCAR, Inc.	395,642	33,095
Parker Hannifin Corp.	99,100	38,653
		129,721
Passenger Airlines - 0.1%
Copa Holdings SA Class A	18,000	1,990
Ryanair Holdings PLC sponsored ADR (a)	88,200	9,755
		11,745
Professional Services - 0.4%
CACI International, Inc. Class A (a)	81,000	27,608
KBR, Inc.	336,600	21,899
Science Applications International Corp.	140,400	15,792
Thomson Reuters Corp.	12,798	1,728
Verisk Analytics, Inc.	32,000	7,233
		74,260
Trading Companies & Distributors - 0.3%
United Rentals, Inc.	21,500	9,575
W.W. Grainger, Inc.	43,300	34,146
		43,721
TOTAL INDUSTRIALS		1,293,229
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	257,553	41,739
Motorola Solutions, Inc.	10,900	3,197
		44,936
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. Class A	1,975,438	167,813
CDW Corp.	37,179	6,822
Jabil, Inc.	59,400	6,411
		181,046
IT Services - 0.8%
Accenture PLC Class A	268,411	82,826
ASAC II LP (a)(b)(c)	9,408,021	1,581
Cloudflare, Inc. (a)	800	52
Gartner, Inc. (a)	73,500	25,748
MongoDB, Inc. Class A (a)	13,000	5,343
Okta, Inc. (a)	47,200	3,273
Shopify, Inc. Class A (a)	86,108	5,565
X Holdings Corp. Class A (c)	97,100	3,760
		128,148
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a)	1,086,834	123,801
Advantest Corp.	21,000	2,828
AEHR Test Systems (a)	87,709	3,618
Allegro MicroSystems LLC (a)	73,300	3,309
Analog Devices, Inc.	227,092	44,240
Applied Materials, Inc.	348,800	50,416
ASML Holding NV:
(depository receipt)	5,500	3,986
(Netherlands)	32,900	23,863
Broadcom, Inc.	23,900	20,732
First Solar, Inc. (a)	53,300	10,132
Lam Research Corp.	65,500	42,107
Lattice Semiconductor Corp. (a)	237,705	22,836
Marvell Technology, Inc.	762,400	45,576
Microchip Technology, Inc.	12,300	1,102
Monolithic Power Systems, Inc.	40,732	22,005
NVIDIA Corp.	1,629,686	689,390
NXP Semiconductors NV	194,513	39,813
ON Semiconductor Corp. (a)	552,900	52,293
Qualcomm, Inc.	135,504	16,130
SolarEdge Technologies, Inc. (a)	23,300	6,269
Synaptics, Inc. (a)	15,444	1,319
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	522,900	52,771
		1,278,536
Software - 10.4%
Adobe, Inc. (a)	373,956	182,861
Agilysys, Inc. (a)	36,800	2,526
ANSYS, Inc. (a)	2,700	892
Autodesk, Inc. (a)	42,631	8,723
Cadence Design Systems, Inc. (a)	241,957	56,744
Check Point Software Technologies Ltd. (a)	46,023	5,781
Clear Secure, Inc. (e)	189,900	4,400
Dynatrace, Inc. (a)	142,400	7,329
Fortinet, Inc. (a)	298,565	22,569
HashiCorp, Inc. (a)	7,000	183
HubSpot, Inc. (a)	6,800	3,618
Intuit, Inc.	69,962	32,056
Magic Leap, Inc.:
Class A (a)(c)	30,863	191
warrants (a)(c)	46,794	290
Microsoft Corp.	3,690,115	1,256,632
Palo Alto Networks, Inc. (a)	41,800	10,680
Roper Technologies, Inc.	2,200	1,058
Salesforce, Inc. (a)	568,893	120,184
Samsara, Inc. (a)	9,214	255
ServiceNow, Inc. (a)	22,799	12,812
Stripe, Inc. Class B (a)(b)(c)	83,200	1,675
Synopsys, Inc. (a)	34,900	15,196
Tanium, Inc. Class B (a)(b)(c)	1,259,978	9,954
Tenable Holdings, Inc. (a)	168,800	7,351
Volue A/S (a)	365,396	615
		1,764,575
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	3,775,110	732,258
Dell Technologies, Inc.	22,471	1,216
Samsung Electronics Co. Ltd.	1,252,410	68,966
		802,440
TOTAL INFORMATION TECHNOLOGY		4,199,681
MATERIALS - 3.7%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	27,400	8,207
CF Industries Holdings, Inc.	185,600	12,884
Corteva, Inc.	525,800	30,128
Linde PLC	9,000	3,430
Sherwin-Williams Co.	147,269	39,103
Westlake Corp.	70,287	8,397
		102,149
Construction Materials - 0.0%
Vulcan Materials Co.	14,300	3,224
Metals & Mining - 3.1%
Agnico Eagle Mines Ltd. (Canada)	16,800	839
B2Gold Corp.	13,305,579	47,407
Barrick Gold Corp. (Canada)	235,269	3,980
Cleveland-Cliffs, Inc. (a)	334,200	5,601
Franco-Nevada Corp.	1,043,236	148,687
Freeport-McMoRan, Inc.	2,265,600	90,624
Glencore PLC	700,400	3,971
Ivanhoe Electric, Inc.	76,997	1,004
Ivanhoe Mines Ltd. (a)	8,031,618	73,359
Lundin Gold, Inc.	4,100	49
Newcrest Mining Ltd.	55,849	996
Newmont Corp.	115,500	4,927
Novagold Resources, Inc. (a)	3,196,709	12,669
Nucor Corp.	386,525	63,382
Orla Mining Ltd. (a)	1,082,800	4,545
POSCO sponsored ADR (e)	5,275	390
Steel Dynamics, Inc.	301,696	32,864
Wheaton Precious Metals Corp.	706,000	30,532
		525,826
TOTAL MATERIALS		631,199
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	176,424	3,574
Gaming & Leisure Properties	4,888	237
		3,811
UTILITIES - 0.7%
Electric Utilities - 0.7%
Constellation Energy Corp.	516,293	47,267
NextEra Energy, Inc.	159,700	11,850
PG&E Corp. (a)	2,425,200	41,907
Southern Co.	316,300	22,220
		123,244
TOTAL COMMON STOCKS (Cost $7,291,596)		16,440,844

Preferred Stocks - 2.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	130,945	29,573
Reddit, Inc.:
Series E(a)(b)(c)	30,200	1,045
Series F(a)(b)(c)	127,549	4,412
		35,030
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	61,855	138
Series C(a)(b)(c)	243,394	543
Series D(a)(b)(c)	411,659	918
		1,599
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,800	861

Textiles, Apparel & Luxury Goods - 0.0%
Bolt Threads, Inc.:
Series D(a)(b)(c)	1,324,673	79
Series E(a)(b)(c)	627,820	44
		123
TOTAL CONSUMER DISCRETIONARY		2,583

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	8,102	734
Series H(a)(b)(c)	10,223	926
		1,660
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	82,543	710

TOTAL CONSUMER STAPLES		2,370

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	68,639	1,651

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	594,600	2,521
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	0
		2,521
Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	270,000	4,514
Series F(a)(b)(c)	10,070	168
Somatus, Inc. Series E (a)(b)(c)	2,206	2,235
		6,917
TOTAL HEALTH CARE		9,438

INDUSTRIALS - 1.4%
Aerospace & Defense - 1.3%
Relativity Space, Inc. Series E (a)(b)(c)	308,359	5,424
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	145,254	117,656
Series H(a)(b)(c)	42,094	34,096
Series N(a)(b)(c)	66,208	53,628
		210,804
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	208,789	8,393
Series F(c)	79,020	3,177
		11,570
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	52,096	5,648

TOTAL INDUSTRIALS		228,022

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Moloco, Inc. Series A (b)(c)	39,638	2,378
Nuro, Inc.:
Series C(a)(b)(c)	491,080	3,118
Series D(a)(b)(c)	94,265	599
Stripe, Inc.:
Series H(a)(b)(c)	34,900	703
Series I(b)(c)	611,900	12,318
Tenstorrent, Inc. Series C1 (a)(b)(c)	36,600	2,159
		21,275
TOTAL CONVERTIBLE PREFERRED STOCKS		300,369
Nonconvertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	953,047	13,181

FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	615,508	14,803

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (a)(c)	325,855	3,741

TOTAL NONCONVERTIBLE PREFERRED STOCKS		31,725
TOTAL PREFERRED STOCKS (Cost $201,172)		332,094

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(h)(i)	2,280	0
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i)	2,040	2,024
TOTAL PREFERRED SECURITIES (Cost $4,320)		2,024

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (j)	182,874,812	182,911
Fidelity Securities Lending Cash Central Fund 5.14% (j)(k)	41,561,794	41,566
TOTAL MONEY MARKET FUNDS (Cost $224,477)		224,477

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $7,721,565)	16,999,439
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(61,283)
NET ASSETS - 100.0%	16,938,156

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $627,801,000 or 3.7% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,102,000 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAC II LP	10/10/13	725

Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,375

Blu Investments LLC	5/21/20	170

Bolt Threads, Inc. Series D	12/13/17	21,247

Bolt Threads, Inc. Series E	2/07/20	9,657

Bowery Farming, Inc. Series C1	5/18/21	4,973

ByteDance Ltd. Series E1	11/18/20	14,348

Circle Internet Financial Ltd. Series E	5/11/21	9,990

Circle Internet Financial Ltd. Series F	5/09/22	2,892

Discord, Inc. Series I	9/15/21	1,542

ElevateBio LLC Series C	3/09/21	2,494

Epic Games, Inc.	7/13/20 - 7/30/20	13,743

Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,264

GoBrands, Inc. Series G	3/02/21	2,023

GoBrands, Inc. Series H	7/22/21	3,972

I-Pulse, Inc.	3/18/10	81

Intarcia Therapeutics, Inc. Series CC	11/14/12	7,040

Intarcia Therapeutics, Inc. 6%	1/03/20	2,280

Lyra Health, Inc. Series E	1/14/21	2,472

Lyra Health, Inc. Series F	6/04/21	158

Moloco, Inc. Series A	6/26/23	2,378

Nuro, Inc. Series C	10/30/20	6,411

Nuro, Inc. Series D	10/29/21	1,965

Rad Power Bikes, Inc.	1/21/21	2,289

Rad Power Bikes, Inc. Series A	1/21/21	298

Rad Power Bikes, Inc. Series C	1/21/21	1,174

Rad Power Bikes, Inc. Series D	9/17/21	3,945

Reddit, Inc. Series E	5/18/21	1,283

Reddit, Inc. Series F	8/11/21	7,882

Relativity Space, Inc. Series E	5/27/21	7,041

Somatus, Inc. Series E	1/31/22	1,925

Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	29,628

Space Exploration Technologies Corp. Class C	9/11/17	614

Space Exploration Technologies Corp. Series G	1/20/15	11,251

Space Exploration Technologies Corp. Series H	8/04/17	5,683

Space Exploration Technologies Corp. Series N	8/04/20	17,876

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	7,252

Stripe, Inc. Class B	5/18/21	3,339

Stripe, Inc. Series H	3/15/21	1,400

Stripe, Inc. Series I	3/20/23 - 5/12/23	12,320

Tanium, Inc. Class B	4/21/17 - 9/18/20	9,907

Tenstorrent, Inc. Series C1	4/23/21	2,176

Tenstorrent, Inc. 0%	4/23/21	2,040

TulCo LLC	8/24/17	5,885

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	6,613

Zipline International, Inc.	10/12/21	2,697

Zipline International, Inc. Series E	12/21/20	6,813

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	68,583	1,783,339	1,669,011	5,358	-	-	182,911	0.5%
Fidelity Securities Lending Cash Central Fund 5.14%	52,379	370,767	381,580	50	-	-	41,566	0.1%
Total	120,962	2,154,106	2,050,591	5,408	-	-	224,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,879,800	2,827,945	-	51,855
Consumer Discretionary	1,713,256	1,618,726	62,219	32,311
Consumer Staples	389,986	365,204	22,412	2,370
Energy	854,873	847,284	7,589	-
Financials	2,098,796	2,046,719	6,453	45,624
Health Care	2,332,025	2,155,084	157,797	19,144
Industrials	1,521,251	1,062,556	15,530	443,165
Information Technology	4,224,697	4,086,573	95,657	42,467
Materials	631,199	626,232	4,967	-
Real Estate	3,811	3,811	-	-
Utilities	123,244	123,244	-	-

Preferred Securities	2,024	-	-	2,024

Money Market Funds	224,477	224,477	-	-
Total Investments in Securities:	16,999,439	15,987,855	372,624	638,960

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$412,312
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	27,677
Cost of Purchases	3,176
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$443,165
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$27,677
Other Investments in Securities
Beginning Balance	$199,630
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(18,556)
Cost of Purchases	14,721
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$195,795
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$(18,556)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,012) - See accompanying schedule:
Unaffiliated issuers (cost $7,497,088)	$16,774,962
Fidelity Central Funds (cost $224,477)	224,477

Total Investment in Securities (cost $7,721,565)		$16,999,439
Cash		34
Restricted cash		141
Foreign currency held at value (cost $1,091)		1,091
Receivable for investments sold		7,019
Receivable for fund shares sold		17,151
Dividends receivable		9,303
Distributions receivable from Fidelity Central Funds		954
Other receivables		889
Total assets		17,036,021
Liabilities
Payable for investments purchased	$31,711
Payable for fund shares redeemed	13,349
Accrued management fee	3,639
Distribution and service plan fees payable	2,376
Other affiliated payables	2,164
Other payables and accrued expenses	3,090
Collateral on securities loaned	41,536
Total Liabilities		97,865
Net Assets		$16,938,156
Net Assets consist of:
Paid in capital		$7,016,075
Total accumulated earnings (loss)		9,922,081
Net Assets		$16,938,156

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,945,580 ÷ 192,693 shares) (a)		$30.86
Maximum offering price per share (100/94.25 of $30.86)		$32.74
Class M :
Net Asset Value and redemption price per share ($1,459,793 ÷ 50,706 shares) (a)		$28.79
Maximum offering price per share (100/96.50 of $28.79)		$29.83
Class C :
Net Asset Value and offering price per share ($682,224 ÷ 29,300 shares) (a)		$23.28
Class I :
Net Asset Value , offering price and redemption price per share ($7,453,822 ÷ 231,201 shares)		$32.24
Class Z :
Net Asset Value , offering price and redemption price per share ($1,396,737 ÷ 43,126 shares)		$32.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$78,575
Income from Fidelity Central Funds (including $50 from security lending)		5,408
Total Income		83,983
Expenses
Management fee
Basic fee	$41,293
Performance adjustment	(22,239)
Transfer agent fees	11,953
Distribution and service plan fees	13,559
Accounting fees	699
Custodian fees and expenses	122
Independent trustees' fees and expenses	56
Registration fees	127
Audit	75
Legal	14
Miscellaneous	50
Total expenses before reductions	45,709
Expense reductions	(357)
Total expenses after reductions		45,352
Net Investment income (loss)		38,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	731,387
Foreign currency transactions	(81)
Total net realized gain (loss)		731,306
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $171)	2,472,497
Unfunded commitments	1,477
Assets and liabilities in foreign currencies	30
Total change in net unrealized appreciation (depreciation)		2,474,004
Net gain (loss)		3,205,310
Net increase (decrease) in net assets resulting from operations		$3,243,941

Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,631	$78,687
Net realized gain (loss)	731,306	2,614,201
Change in net unrealized appreciation (depreciation)	2,474,004	(9,619,706)
Net increase (decrease) in net assets resulting from operations	3,243,941	(6,926,818)
Distributions to shareholders	(227,200)	(2,142,096)

Share transactions - net increase (decrease)	(923,262)	(2,521,800)
Total increase (decrease) in net assets	2,093,479	(11,590,714)

Net Assets
Beginning of period	14,844,677	26,435,391
End of period	$16,938,156	$14,844,677

Fidelity Advisor® New Insights Fund Class A

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.50	$40.22	$36.57	$32.08	$26.50	$31.38
Income from Investment Operations
Net investment income (loss) A,B	.06	.10	(.16)	(.10)	.06	.03
Net realized and unrealized gain (loss)	5.70	(10.99)	8.90	7.57	7.60	(1.26)
Total from investment operations	5.76	(10.89)	8.74	7.47	7.66	(1.23)
Distributions from net investment income	- C	(.12)	-	- C	(.04)	-
Distributions from net realized gain	(.40)	(3.71)	(5.09)	(2.97)	(2.04)	(3.65)
Total distributions	(.40)	(3.83)	(5.09)	(2.98) D	(2.08)	(3.65)
Net asset value, end of period	$30.86	$25.50	$40.22	$36.57	$32.08	$26.50
Total Return E,F,G	22.77%	(27.48)%	24.30%	23.64%	29.15%	(4.42)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.67% J	.70%	.93%	1.10%	1.08%	1.04%
Expenses net of fee waivers, if any	.66% J	.70%	.93%	1.10%	1.08%	1.04%
Expenses net of all reductions	.66% J	.70%	.93%	1.10%	1.07%	1.04%
Net investment income (loss)	.40% J	.32%	(.40)%	(.30)%	.20%	.08%
Supplemental Data
Net assets, end of period (in millions)	$5,946	$5,101	$8,124	$6,753	$6,156	$4,747
Portfolio turnover rate K	17% J	32% L	29%	53%	27% L	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® New Insights Fund Class M

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.85	$37.93	$34.81	$30.73	$25.49	$30.39
Income from Investment Operations
Net investment income (loss) A,B	.02	.02	(.25)	(.17)	(.01)	(.05)
Net realized and unrealized gain (loss)	5.32	(10.34)	8.46	7.22	7.29	(1.20)
Total from investment operations	5.34	(10.32)	8.21	7.05	7.28	(1.25)
Distributions from net investment income	- C	(.05)	-	-	-	-
Distributions from net realized gain	(.40)	(3.71)	(5.09)	(2.97)	(2.04)	(3.65)
Total distributions	(.40)	(3.76)	(5.09)	(2.97)	(2.04)	(3.65)
Net asset value, end of period	$28.79	$23.85	$37.93	$34.81	$30.73	$25.49
Total Return D,E,F	22.59%	(27.64)%	24.00%	23.33%	28.79%	(4.64)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.95%	1.18%	1.35%	1.32%	1.29%
Expenses net of fee waivers, if any	.91% I	.94%	1.18%	1.35%	1.32%	1.29%
Expenses net of all reductions	.91% I	.94%	1.18%	1.35%	1.32%	1.29%
Net investment income (loss)	.15% I	.07%	(.65)%	(.54)%	(.05)%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$1,460	$1,254	$2,027	$1,856	$1,844	$1,638
Portfolio turnover rate J	17% I	32% K	29%	53%	27% K	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® New Insights Fund Class C

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.41	$31.89	$30.09	$27.03	$22.73	$27.63
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.11)	(.38)	(.29)	(.15)	(.19)
Net realized and unrealized gain (loss)	4.31	(8.66)	7.27	6.32	6.49	(1.06)
Total from investment operations	4.27	(8.77)	6.89	6.03	6.34	(1.25)
Distributions from net investment income	- C	-	-	-	-	-
Distributions from net realized gain	(.40)	(3.71)	(5.09)	(2.97)	(2.04)	(3.65)
Total distributions	(.40)	(3.71)	(5.09)	(2.97)	(2.04)	(3.65)
Net asset value, end of period	$23.28	$19.41	$31.89	$30.09	$27.03	$22.73
Total Return D,E,F	22.23%	(28.02)%	23.36%	22.74%	28.15%	(5.11)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.43% I	1.46%	1.70%	1.86%	1.83%	1.79%
Expenses net of fee waivers, if any	1.43% I	1.46%	1.69%	1.86%	1.83%	1.79%
Expenses net of all reductions	1.43% I	1.46%	1.69%	1.86%	1.83%	1.79%
Net investment income (loss)	(.36)% I	(.45)%	(1.17)%	(1.05)%	(.55)%	(.67)%
Supplemental Data
Net assets, end of period (in millions)	$682	$672	$1,376	$1,973	$2,228	$2,932
Portfolio turnover rate J	17% I	32% K	29%	53%	27% K	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® New Insights Fund Class I

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.60	$41.73	$37.69	$32.90	$27.14	$32.03
Income from Investment Operations
Net investment income (loss) A,B	.10	.19	(.06)	(.01)	.15	.11
Net realized and unrealized gain (loss)	5.94	(11.41)	9.19	7.78	7.77	(1.27)
Total from investment operations	6.04	(11.22)	9.13	7.77	7.92	(1.16)
Distributions from net investment income	- C	(.20)	-	- C	(.12)	(.07)
Distributions from net realized gain	(.40)	(3.71)	(5.09)	(2.97)	(2.04)	(3.65)
Total distributions	(.40)	(3.91)	(5.09)	(2.98) D	(2.16)	(3.73) D
Net asset value, end of period	$32.24	$26.60	$41.73	$37.69	$32.90	$27.14
Total Return E,F	22.89%	(27.28)%	24.62%	23.96%	29.42%	(4.14)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.42% I	.45%	.68%	.85%	.82%	.79%
Expenses net of fee waivers, if any	.41% I	.44%	.68%	.85%	.82%	.79%
Expenses net of all reductions	.41% I	.44%	.68%	.84%	.82%	.78%
Net investment income (loss)	.66% I	.57%	(.15)%	(.04)%	.46%	.33%
Supplemental Data
Net assets, end of period (in millions)	$7,454	$6,585	$12,335	$12,219	$13,870	$12,581
Portfolio turnover rate J	17% I	32% K	29%	53%	27% K	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® New Insights Fund Class Z

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.70	$41.89	$37.77	$32.93	$27.16	$32.06
Income from Investment Operations
Net investment income (loss) A,B	.11	.23	(.01)	.03	.18	.15
Net realized and unrealized gain (loss)	5.98	(11.47)	9.22	7.79	7.79	(1.28)
Total from investment operations	6.09	(11.24)	9.21	7.82	7.97	(1.13)
Distributions from net investment income	- C	(.24)	-	- C	(.17)	(.12)
Distributions from net realized gain	(.40)	(3.71)	(5.09)	(2.97)	(2.04)	(3.65)
Total distributions	(.40)	(3.95)	(5.09)	(2.98) D	(2.20) D	(3.77)
Net asset value, end of period	$32.39	$26.70	$41.89	$37.77	$32.93	$27.16
Total Return E,F	22.99%	(27.21)%	24.79%	24.09%	29.60%	(4.03)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.30% I	.33%	.56%	.73%	.70%	.66%
Expenses net of fee waivers, if any	.29% I	.32%	.56%	.73%	.70%	.66%
Expenses net of all reductions	.29% I	.32%	.56%	.72%	.70%	.66%
Net investment income (loss)	.77% I	.69%	(.03)%	.08%	.58%	.46%
Supplemental Data
Net assets, end of period (in millions)	$1,397	$1,233	$2,572	$2,101	$2,306	$1,741
Portfolio turnover rate J	17% I	32% K	29%	53%	27% K	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$636,936	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.0 - 22.0 / 15.0	Increase
			Enterprise value/Revenue multiple (EV/R)	0.6 - 43.7 / 9.3	Increase
			Enterprise value/Net income multiple (EV/NI)	14.5	Increase
		Recovery value	Recovery value	$0.00 - $0.17 / $0.15	Increase
		Market approach	Transaction price	$59.45 - $60.00 / $59.74	Increase
			Premium rate	10.0%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	29.0%	Decrease
			Exit multiple	1.8	Increase
		Black scholes	Discount rate	4.0% - 4.7% / 4.2%	Increase
			Volatility	70.0% - 80.0% / 74.6%	Increase
			Term	2.0 - 5.0 / 3.7	Increase
Preferred Securities	$2,024	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$59.45	Increase
			Premium rate	10.0%	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	70.0%	Increase
			Term	2.0	Increase
A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor New Insights Fund	$748

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,483,662
Gross unrealized depreciation	(296,904)
Net unrealized appreciation (depreciation)	$9,186,758
Tax cost	$7,812,681

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor New Insights Fund	24,806.15

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor New Insights Fund	1,317,425	2,548,978

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Advisor New Insights Fund	7,454	226,546	257,752	Class I
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$6,839	$76
Class M	.25%	.25%	3,363	31
Class C	.75%	.25%	3,357	182
			$13,559	$289

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$841
Class M	48
Class C A	77
$966
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$4,450.16
Class M	1,083.16
Class C	590.18
Class I	5,557.16
Class Z	273.04
	$11,953
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor New Insights Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor New Insights Fund	$29

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor New Insights Fund	49,171	298,820	171,394
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor New Insights Fund	$16
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor New Insights Fund	$5	$- A	$-
A   In the amount of less than five hundred dollars.
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $357.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Advisor New Insights Fund
Distributions to shareholders
Class A	$78,682	$711,262
Class M	20,661	180,873
Class C	13,284	122,166
Class I	96,510	949,674
Class Z	18,063	178,121
Total	$227,200	$2,142,096
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Advisor New Insights Fund
Class A
Shares sold	6,676	14,534	$184,758	$453,687
Reinvestment of distributions	2,710	24,711	74,254	668,926
Shares redeemed	(16,742)	(41,188)	(463,073)	(1,253,113)
Net increase (decrease)	(7,356)	(1,943)	$(204,061)	$(130,500)
Class M
Shares sold	1,115	2,238	$28,815	$66,425
Reinvestment of distributions	790	6,959	20,204	176,641
Shares redeemed	(3,785)	(10,054)	(98,107)	(289,096)
Net increase (decrease)	(1,880)	(857)	$(49,088)	$(46,030)
Class C
Shares sold	936	2,448	$19,602	$60,323
Reinvestment of distributions	630	5,756	13,071	120,314
Shares redeemed	(6,901)	(16,733)	(144,232)	(408,395)
Net increase (decrease)	(5,335)	(8,529)	$(111,559)	$(227,758)
Class I
Shares sold	11,049	33,193	$318,858	$1,080,944
Reinvestment of distributions	3,100	30,686	88,670	869,015
Shares redeemed	(30,533)	(111,868)	(879,368)	(3,533,622)
Net increase (decrease)	(16,384)	(47,989)	$(471,840)	$(1,583,663)
Class Z
Shares sold	3,024	7,855	$87,573	$262,400
Reinvestment of distributions	532	5,259	15,278	149,168
Shares redeemed	(6,593)	(28,356)	(189,565)	(945,417)
Net increase (decrease)	(3,037)	(15,242)	$(86,714)	$(533,849)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity Advisor® New Insights Fund
Class A	.66%
Actual		$ 1,000	$ 1,227.70	$ 3.65
Hypothetical- B		$ 1,000	$ 1,021.52	$ 3.31
Class M	.91%
Actual		$ 1,000	$ 1,225.90	$ 5.02
Hypothetical- B		$ 1,000	$ 1,020.28	$ 4.56
Class C	1.43%
Actual		$ 1,000	$ 1,222.30	$ 7.88
Hypothetical- B		$ 1,000	$ 1,017.70	$ 7.15
Class I	.41%
Actual		$ 1,000	$ 1,228.90	$ 2.27
Hypothetical- B		$ 1,000	$ 1,022.76	$ 2.06
Class Z	.29%
Actual		$ 1,000	$ 1,229.90	$ 1.60
Hypothetical- B		$ 1,000	$ 1,023.36	$ 1.45

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor New Insights Fund
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.803542.119
ANIF-SANN-0823
Fidelity® Contrafund® K6

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Meta Platforms, Inc. Class A	10.2
Berkshire Hathaway, Inc. Class A	8.2
Microsoft Corp.	6.6
Apple, Inc.	5.1
Amazon.com, Inc.	5.0
NVIDIA Corp.	4.0
UnitedHealth Group, Inc.	3.7
Eli Lilly & Co.	2.6
Alphabet, Inc. Class A	2.5
Alphabet, Inc. Class C	2.2
50.1

Market Sectors (% of Fund's net assets)

Information Technology	24.9
Communication Services	17.6
Financials	14.9
Health Care	13.5
Consumer Discretionary	9.4
Industrials	5.7
Energy	4.4
Materials	2.9
Consumer Staples	2.7
Utilities	0.3
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.5%
Entertainment - 2.4%
Activision Blizzard, Inc.	317,710	26,782,953
Liberty Media Corp. Liberty Formula One Series C (a)	853,255	64,233,036
Netflix, Inc. (a)	1,055,179	464,795,798
The Walt Disney Co. (a)	35,928	3,207,652
Universal Music Group NV	1,773,619	39,384,842
		598,404,281
Interactive Media & Services - 15.0%
Alphabet, Inc.:
Class A (a)	5,212,149	623,894,235
Class C (a)	4,443,212	537,495,356
Bumble, Inc. (a)(b)	438,262	7,354,036
Epic Games, Inc. (a)(c)(d)	14,010	9,862,480
Meta Platforms, Inc. Class A (a)	8,798,577	2,525,015,615
		3,703,621,722
Media - 0.0%
Comcast Corp. Class A	59,294	2,463,666
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	196,130	27,242,457
TOTAL COMMUNICATION SERVICES		4,331,732,126
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	310,181	9,945,848
General Motors Co.	186,565	7,193,946
Harley-Davidson, Inc.	104,680	3,685,783
Hyundai Motor Co. Ltd.	155,010	24,383,676
Rad Power Bikes, Inc. (a)(c)(d)	331,574	739,410
Rivian Automotive, Inc. (a)	104,766	1,745,402
Tesla, Inc. (a)	35,575	9,312,468
Toyota Motor Corp.	1,011,025	16,249,284
		73,255,817
Broadline Retail - 5.3%
Amazon.com, Inc. (a)	9,507,963	1,239,458,057
Coupang, Inc. Class A (a)	2,297,748	39,980,815
Dollarama, Inc.	131,721	8,920,935
MercadoLibre, Inc. (a)	14,784	17,513,126
		1,305,872,933
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	856,874	109,816,972
Booking Holdings, Inc. (a)	7,453	20,125,559
Cava Group, Inc. (b)	56,400	2,309,580
Chipotle Mexican Grill, Inc. (a)	15,758	33,706,362
Churchill Downs, Inc.	30,877	4,297,152
Deliveroo PLC Class A (a)(e)	8,895,740	12,935,740
Doordash, Inc. (a)	309	23,614
Evolution AB (e)	27,250	3,450,797
Hilton Worldwide Holdings, Inc.	291,302	42,399,006
Hyatt Hotels Corp. Class A (b)	24,062	2,757,024
Las Vegas Sands Corp. (a)	77,142	4,474,236
Marriott International, Inc. Class A	12,797	2,350,681
McDonald's Corp.	96,851	28,901,307
Restaurant Brands International, Inc.	106,275	8,239,672
Starbucks Corp.	25,300	2,506,218
		278,293,920
Household Durables - 0.3%
D.R. Horton, Inc.	115,528	14,058,602
Lennar Corp. Class A	461,013	57,769,539
PulteGroup, Inc.	4,653	361,445
		72,189,586
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	44,802	1,037,494
Specialty Retail - 2.0%
Academy Sports & Outdoors, Inc.	818,087	44,217,602
AutoZone, Inc. (a)	9,388	23,407,664
Dick's Sporting Goods, Inc.	600,712	79,408,119
Fanatics, Inc. Class A (a)(c)(d)	332,480	25,534,464
Fast Retailing Co. Ltd.	38,806	9,952,761
O'Reilly Automotive, Inc. (a)	86,864	82,981,179
The Home Depot, Inc.	245,268	76,190,052
TJX Companies, Inc.	364,331	30,891,625
Ulta Beauty, Inc. (a)	110,459	51,981,453
Wayfair LLC Class A (a)	11,402	741,244
Williams-Sonoma, Inc. (b)	500,353	62,614,174
		487,920,337
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	23,298	12,293,423
Dr. Martens Ltd.	216,050	335,571
lululemon athletica, Inc. (a)	16,931	6,408,384
NIKE, Inc. Class B	355,288	39,213,137
On Holding AG (a)	1,401,042	46,234,386
Ralph Lauren Corp. (b)	20,316	2,504,963
Tapestry, Inc.	165,947	7,102,532
		114,092,396
TOTAL CONSUMER DISCRETIONARY		2,332,662,483
CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	219,664	12,449,995
Constellation Brands, Inc. Class A (sub. vtg.)	40,501	9,968,511
Diageo PLC	72,671	3,124,199
PepsiCo, Inc.	626,882	116,111,084
The Coca-Cola Co.	1,732,864	104,353,070
		246,006,859
Consumer Staples Distribution & Retail - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	362,403	18,583,156
Casey's General Stores, Inc.	63,191	15,411,021
Costco Wholesale Corp.	534,480	287,753,342
Walmart, Inc.	309	48,569
		321,796,088
Food Products - 0.2%
Lamb Weston Holdings, Inc.	60,314	6,933,094
Mondelez International, Inc.	522,591	38,117,788
		45,050,882
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	117,879	23,149,078
L'Oreal SA	1,900	886,305
L'Oreal SA (a)	56,282	26,254,207
Olaplex Holdings, Inc. (a)	748,152	2,783,125
		53,072,715
TOTAL CONSUMER STAPLES		665,926,544
ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Birchcliff Energy Ltd. (b)	222,518	1,316,883
Canadian Natural Resources Ltd.	1,243,339	69,902,917
Cheniere Energy, Inc.	273,048	41,601,593
Chevron Corp.	730,911	115,008,846
ConocoPhillips Co.	1,623,399	168,200,370
Diamondback Energy, Inc.	51,615	6,780,146
EOG Resources, Inc.	554,505	63,457,552
Exxon Mobil Corp.	2,869,735	307,779,079
Hess Corp.	719,600	97,829,620
Marathon Petroleum Corp.	52,307	6,098,996
Occidental Petroleum Corp. (b)	1,303,384	76,638,979
Pioneer Natural Resources Co.	130,115	26,957,226
PrairieSky Royalty Ltd.	139,600	2,440,563
Reliance Industries Ltd.	77,582	2,417,763
Suncor Energy, Inc.	169,734	4,978,949
Tourmaline Oil Corp. (b)	126,670	5,968,478
Valero Energy Corp.	505,133	59,252,101
		1,056,630,061
FINANCIALS - 14.9%
Banks - 2.3%
AIB Group PLC	774,600	3,254,188
Banco Santander SA (Spain)	3,659,711	13,548,755
Bank of America Corp.	5,425,420	155,655,300
Bank of Ireland Group PLC	1,111,297	10,596,112
East West Bancorp, Inc.	180,423	9,524,530
First Citizens Bancshares, Inc.	7,149	9,175,384
JPMorgan Chase & Co.	1,342,412	195,240,401
Nu Holdings Ltd. (a)	2,221,202	17,525,284
Royal Bank of Canada	1,081,082	103,248,533
Starling Bank Ltd. Series D (a)(c)(d)	4,139,223	15,349,895
Wells Fargo & Co.	888,106	37,904,364
		571,022,746
Capital Markets - 0.4%
BlackRock, Inc. Class A	2,558	1,767,936
Brookfield Asset Management Ltd. Class A	13,030	425,301
Brookfield Corp. (Canada) Class A	91,575	3,083,031
Coinbase Global, Inc. (a)	309	22,109
Goldman Sachs Group, Inc.	5,122	1,652,050
Morgan Stanley	1,088,462	92,954,655
MSCI, Inc.	8,806	4,132,568
TulCo LLC (a)(c)(d)(f)	1,552	1,350,706
		105,388,356
Consumer Finance - 0.2%
American Express Co.	254,579	44,347,662
Financial Services - 10.1%
Adyen BV (a)(e)	4,051	7,014,986
Berkshire Hathaway, Inc. Class A (a)	3,940	2,040,171,400
MasterCard, Inc. Class A	110,665	43,524,545
Visa, Inc. Class A	1,709,041	405,863,057
		2,496,573,988
Insurance - 1.9%
American International Group, Inc.	1,165,063	67,037,725
Aon PLC	21,289	7,348,963
Arthur J. Gallagher & Co.	167,359	36,747,016
Brookfield Asset Management Reinsurance Partners Ltd.	1,943	65,737
Chubb Ltd.	347,339	66,883,598
Fairfax Financial Holdings Ltd. (sub. vtg.)	40,313	30,196,027
Hartford Financial Services Group, Inc.	124,267	8,949,709
Intact Financial Corp.	192,555	29,730,289
Marsh & McLennan Companies, Inc.	178,299	33,534,476
Progressive Corp.	865,313	114,541,482
The Travelers Companies, Inc.	417,254	72,460,330
		467,495,352
TOTAL FINANCIALS		3,684,828,104
HEALTH CARE - 13.4%
Biotechnology - 3.8%
Alnylam Pharmaceuticals, Inc. (a)	128,193	24,348,978
Argenx SE ADR (a)	72,185	28,132,660
Arrowhead Pharmaceuticals, Inc. (a)	72,200	2,574,652
Biogen, Inc. (a)	7,500	2,136,375
Biohaven Ltd.	5,818	139,167
Exact Sciences Corp. (a)(b)	59,116	5,550,992
Galapagos NV sponsored ADR (a)	323,505	13,153,713
Gilead Sciences, Inc.	299,369	23,072,369
Intellia Therapeutics, Inc. (a)	46,601	1,900,389
Krystal Biotech, Inc. (a)	12,213	1,433,806
Legend Biotech Corp. ADR (a)	280,208	19,342,758
Moderna, Inc. (a)	11,186	1,359,099
Moonlake Immunotherapeutics (a)	95,100	4,850,100
Nuvalent, Inc. Class A (a)	61,110	2,577,009
Regeneron Pharmaceuticals, Inc. (a)	653,778	469,765,644
Roivant Sciences Ltd. (a)	418,508	4,218,561
Sarepta Therapeutics, Inc. (a)	22,872	2,619,301
Seagen, Inc. (a)	12,487	2,403,248
United Therapeutics Corp. (a)	139,193	30,726,855
Vertex Pharmaceuticals, Inc. (a)	825,776	290,598,832
Zai Lab Ltd. (a)	878,491	2,417,054
		933,321,562
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	10,274	3,633,297
Boston Scientific Corp. (a)	615,656	33,300,833
DexCom, Inc. (a)	57,152	7,344,604
Edwards Lifesciences Corp. (a)	17,110	1,613,986
GE Healthcare Holding LLC	122,578	9,958,237
Inspire Medical Systems, Inc. (a)	12,840	4,168,378
Intuitive Surgical, Inc. (a)	367,888	125,795,623
Lantheus Holdings, Inc. (a)	26,865	2,254,511
Penumbra, Inc. (a)	11,569	3,980,430
Shockwave Medical, Inc. (a)	25,275	7,213,738
Straumann Holding AG	54,319	8,808,897
Stryker Corp.	46,917	14,313,908
Surgical Science Sweden AB (a)	89,200	1,994,839
		224,381,281
Health Care Providers & Services - 4.0%
23andMe Holding Co. Class A (a)	558,254	976,945
agilon health, Inc. (a)	194,065	3,365,087
AmerisourceBergen Corp.	45,075	8,673,782
Cardinal Health, Inc.	86,112	8,143,612
Elevance Health, Inc.	37,078	16,473,385
HCA Holdings, Inc.	101,877	30,917,632
Henry Schein, Inc. (a)	27,695	2,246,065
P3 Health Partners, Inc. Class A (a)	307,680	919,963
UnitedHealth Group, Inc.	1,919,104	922,398,147
		994,114,618
Health Care Technology - 0.0%
Doximity, Inc. (a)(b)	140,600	4,783,212
Schrodinger, Inc. (a)(b)	77,891	3,888,319
		8,671,531
Life Sciences Tools & Services - 0.6%
Danaher Corp.	229,362	55,046,880
Lonza Group AG	22	13,111
Mettler-Toledo International, Inc. (a)	44,020	57,738,393
Thermo Fisher Scientific, Inc.	62,801	32,766,422
Veterinary Emergency Group LLC Class A (a)(c)(d)(f)	185,166	9,986,002
		155,550,808
Pharmaceuticals - 4.1%
AstraZeneca PLC sponsored ADR	159,016	11,380,775
Bristol-Myers Squibb Co.	316,240	20,223,548
DICE Therapeutics, Inc. (a)(b)	214,324	9,957,493
Eli Lilly & Co.	1,361,267	638,406,998
Intra-Cellular Therapies, Inc. (a)	134,745	8,532,053
Johnson & Johnson	238,467	39,471,058
Merck & Co., Inc.	1,897,134	218,910,292
Novo Nordisk A/S Series B	47,750	7,713,528
Nuvation Bio, Inc. (a)	2,064,621	3,716,318
Royalty Pharma PLC	1,517,848	46,658,648
Structure Therapeutics, Inc. ADR	91,828	3,817,290
Ventyx Biosciences, Inc. (a)	38,622	1,266,802
Verona Pharma PLC ADR (a)	85,613	1,809,859
Zoetis, Inc. Class A	40,579	6,988,110
		1,018,852,772
TOTAL HEALTH CARE		3,334,892,572
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	309,550	142,510,629
Northrop Grumman Corp.	283,705	129,312,739
Space Exploration Technologies Corp. Class A (a)(c)(d)	73,000	5,913,000
TransDigm Group, Inc.	30,615	27,375,015
		305,111,383
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	732,124	131,233,227
Zipline International, Inc. (a)(c)(d)	87,466	3,516,133
		134,749,360
Building Products - 0.1%
Carrier Global Corp. (b)	160,700	7,988,397
Toto Ltd.	215,189	6,506,543
Trane Technologies PLC	87,707	16,774,841
		31,269,781
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)	330,839	972,667
Cintas Corp.	37,617	18,698,658
Clean Harbors, Inc. (a)(b)	149,648	24,606,621
Clean TeQ Water Pty Ltd. (a)(b)	326,711	52,196
GFL Environmental, Inc.	74,689	2,900,171
Republic Services, Inc.	51,000	7,811,670
Waste Connections, Inc. (United States)	16,615	2,374,782
		57,416,765
Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	88,800	2,684,476
Electrical Equipment - 0.5%
AMETEK, Inc.	15,987	2,587,976
Eaton Corp. PLC	352,515	70,890,767
Hubbell, Inc. Class B	151,726	50,306,273
nVent Electric PLC	167,843	8,672,448
Prysmian SpA	63,000	2,631,582
		135,089,046
Ground Transportation - 0.6%
Canadian Pacific Kansas City Ltd.	743,982	60,091,394
J.B. Hunt Transport Services, Inc.	97,496	17,649,701
Old Dominion Freight Lines, Inc.	119,673	44,249,092
Uber Technologies, Inc. (a)	396,662	17,123,899
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	30,800	77,897
		139,191,983
Industrial Conglomerates - 0.7%
General Electric Co.	1,503,742	165,186,059
Machinery - 0.9%
Caterpillar, Inc.	100,322	24,684,228
Crane Nxt Co.	15,917	898,355
Deere & Co.	211,198	85,575,318
Fortive Corp.	173,492	12,971,997
Indutrade AB	95,175	2,143,464
PACCAR, Inc.	888,559	74,327,960
Parker Hannifin Corp.	32,845	12,810,864
		213,412,186
Passenger Airlines - 0.2%
Copa Holdings SA Class A	45,199	4,998,105
Ryanair Holdings PLC sponsored ADR (a)	324,100	35,845,460
		40,843,565
Professional Services - 0.1%
Thomson Reuters Corp.	26,308	3,551,952
Verisk Analytics, Inc.	86,063	19,452,820
		23,004,772
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	53,932	24,019,695
W.W. Grainger, Inc.	99,857	78,746,232
		102,765,927
TOTAL INDUSTRIALS		1,350,725,303
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	577,746	93,629,517
Motorola Solutions, Inc.	32,171	9,435,111
		103,064,628
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp. Class A	5,155,216	437,935,599
CDW Corp.	98,583	18,089,981
Jabil, Inc.	143,153	15,450,503
		471,476,083
IT Services - 1.0%
Accenture PLC Class A	639,309	197,277,971
Cloudflare, Inc. (a)	143,969	9,411,254
Gartner, Inc. (a)	33,479	11,728,028
MongoDB, Inc. Class A (a)	36,887	15,160,188
Okta, Inc. (a)	108,174	7,501,867
Shopify, Inc. Class A (a)	193,648	12,515,676
X Holdings Corp. Class A (d)	102,340	3,962,605
		257,557,589
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	1,658,479	188,917,343
Advantest Corp.	52,409	7,058,654
Allegro MicroSystems LLC (a)	101,031	4,560,539
Analog Devices, Inc.	579,128	112,819,926
Applied Materials, Inc.	71,360	10,314,374
ASML Holding NV (depository receipt)	13,800	10,001,550
Broadcom, Inc.	57,803	50,140,056
First Solar, Inc. (a)	140,207	26,651,949
Lattice Semiconductor Corp. (a)	478,487	45,968,246
Microchip Technology, Inc.	30,768	2,756,505
Monolithic Power Systems, Inc.	50,232	27,136,833
NVIDIA Corp.	2,331,029	986,071,888
ON Semiconductor Corp. (a)	1,221,171	115,498,353
Qualcomm, Inc.	1,059,894	126,169,782
Synaptics, Inc. (a)	25,981	2,218,258
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	403,677	40,739,083
		1,757,023,339
Software - 9.3%
Adobe, Inc. (a)	257,597	125,962,357
ANSYS, Inc. (a)	4,024	1,329,006
Cadence Design Systems, Inc. (a)	534,676	125,392,216
Check Point Software Technologies Ltd. (a)	99,318	12,476,327
Clear Secure, Inc. (b)	357,040	8,272,617
Dynatrace, Inc. (a)	351,300	18,081,411
Fortinet, Inc. (a)	649,030	49,060,178
HubSpot, Inc. (a)	20,188	10,741,833
Intuit, Inc.	15,310	7,014,889
Microsoft Corp.	4,795,577	1,633,085,792
Palo Alto Networks, Inc. (a)(b)	102,670	26,233,212
Roper Technologies, Inc.	5,500	2,644,400
Salesforce, Inc. (a)	1,051,554	222,151,298
Samsara, Inc. (a)	20,465	567,085
ServiceNow, Inc. (a)	26,785	15,052,366
Stripe, Inc. Class B (a)(c)(d)	75,100	1,511,763
Synopsys, Inc. (a)	83,574	36,388,955
Tanium, Inc. Class B (a)(c)(d)	449,538	3,551,350
ZenPayroll, Inc. (a)(c)(d)	50,300	1,583,947
		2,301,101,002
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	6,525,105	1,265,674,617
Dell Technologies, Inc.	49,344	2,670,004
Samsung Electronics Co. Ltd.	46,510	2,561,149
		1,270,905,770
TOTAL INFORMATION TECHNOLOGY		6,161,128,411
MATERIALS - 2.9%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	69,325	20,764,917
Corteva, Inc.	110,017	6,303,974
Linde PLC	24,633	9,387,144
Sherwin-Williams Co.	39,143	10,393,249
Westlake Corp.	150,699	18,004,010
		64,853,294
Construction Materials - 0.0%
Vulcan Materials Co.	35,400	7,980,576
Metals & Mining - 2.6%
Agnico Eagle Mines Ltd. (Canada)	41,865	2,090,485
B2Gold Corp.	10,786,934	38,433,160
Barrick Gold Corp. (Canada)	467,905	7,915,268
Cleveland-Cliffs, Inc. (a)	649,160	10,879,922
Franco-Nevada Corp.	985,176	140,412,214
Freeport-McMoRan, Inc.	2,552,487	102,099,480
Glencore PLC	1,655,709	9,387,681
Ivanhoe Electric, Inc.	606,613	7,910,234
Ivanhoe Mines Ltd. (a)	9,531,892	87,062,384
Ivanhoe Mines Ltd. (a)(e)	1,400,665	12,793,392
Lundin Gold, Inc.	5,800	69,394
Newcrest Mining Ltd.	136,903	2,442,132
Novagold Resources, Inc. (a)	1,659,560	6,576,856
Nucor Corp. (b)	798,559	130,947,705
POSCO sponsored ADR (b)	6,907	510,773
Steel Dynamics, Inc.	602,745	65,657,013
Sunrise Energy Metals Ltd. (a)	635,031	449,639
Wheaton Precious Metals Corp.	381,793	16,510,980
		642,148,712
TOTAL MATERIALS		714,982,582
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	333,302	6,752,699
UTILITIES - 0.3%
Electric Utilities - 0.3%
Constellation Energy Corp.	453,492	41,517,193
PG&E Corp. (a)	1,597,208	27,599,754
		69,116,947
TOTAL COMMON STOCKS (Cost $16,167,457,313)		23,709,377,832

Preferred Stocks - 0.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	80,736	18,233,418
Reddit, Inc.:
Series E(a)(c)(d)	27,300	944,307
Series F(a)(c)(d)	149,136	5,158,614
		24,336,339
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	43,228	96,398
Series C(a)(c)(d)	170,098	379,319
Series D(a)(c)(d)	404,900	902,927
		1,378,644
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(d)	2,700	830,061

TOTAL CONSUMER DISCRETIONARY		2,208,705

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(c)(d)	8,352	756,775
Series H(a)(c)(d)	11,788	1,068,111
		1,824,886
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(c)(d)	37,316	320,918

TOTAL CONSUMER STAPLES		2,145,804

FINANCIALS - 0.0%
Financial Services - 0.0%
Acrisure Holdings, Inc. Series B (a)(c)(d)	57,282	1,603,323
Circle Internet Financial Ltd. Series F (a)(c)(d)	118,667	2,853,941
		4,457,264
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	486,500	2,062,760

Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(c)(d)	190,800	3,190,176
Series F(a)(c)(d)	11,519	192,598
Somatus, Inc. Series E (a)(c)(d)	2,766	2,802,677
		6,185,451
TOTAL HEALTH CARE		8,248,211

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Relativity Space, Inc.:
Series D(a)(c)(d)	207,384	3,133,572
Series E(a)(c)(d)	143,887	2,530,972
Space Exploration Technologies Corp. Series N (a)(c)(d)	49,490	40,086,900
		45,751,444
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(c)(d)	178,019	7,156,364
Series F(d)	286,824	11,530,325
		18,686,689
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(c)(d)	47,990	5,202,596

TOTAL INDUSTRIALS		69,640,729

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(c)(d)	204,122	626,655
Carbon, Inc.:
Series D(a)(c)(d)	9,678	95,038
Series E(a)(c)(d)	7,351	86,080
Moloco, Inc. Series A (c)(d)	95,881	5,752,860
Nuro, Inc.:
Series C(a)(c)(d)	405,967	2,577,890
Series D(a)(c)(d)	114,603	727,729
Stripe, Inc.:
Series H(a)(c)(d)	29,000	583,770
Series I(c)(d)	321,951	6,480,874
Tenstorrent, Inc. Series C1 (a)(c)(d)	33,000	1,946,340
ZenPayroll, Inc.:
Series D(a)(c)(d)	184,203	5,800,552
Series E(a)(c)(d)	28,063	883,704
		25,561,492
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(c)(d)	1,289,012	5,400,960

TOTAL CONVERTIBLE PREFERRED STOCKS		141,999,504
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,041,109	28,228,537

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(c)(d)	175,323	4,216,518

TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,445,055
TOTAL PREFERRED STOCKS (Cost $154,029,316)		174,444,559

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h) (Cost $1,840,000)	1,840,000	1,825,280

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i)	946,547,310	946,736,619
Fidelity Securities Lending Cash Central Fund 5.14% (i)(j)	146,152,966	146,167,581
TOTAL MONEY MARKET FUNDS (Cost $1,092,903,207)		1,092,904,200

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $17,416,229,836)	24,978,551,871
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(162,856,186)
NET ASSETS - 100.0%	24,815,695,685

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $215,410,127 or 0.9% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,194,915 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings, Inc. Series B	3/22/21	1,043,678

ASAPP, Inc. Series C	4/30/21	1,346,613

Beta Technologies, Inc. Series B, 6.00%	4/04/22	4,951,128

Bowery Farming, Inc. Series C1	5/18/21	2,248,263

ByteDance Ltd. Series E1	11/18/20	8,846,581

Carbon, Inc. Series D	12/15/17	225,990

Carbon, Inc. Series E	3/22/19	205,787

Circle Internet Financial Ltd. Series E	5/11/21	2,845,500

Circle Internet Financial Ltd. Series F	5/09/22	5,000,627

Discord, Inc. Series I	9/15/21	1,486,686

ElevateBio LLC Series C	3/09/21	2,040,868

Epic Games, Inc.	7/13/20 - 7/30/20	8,055,750

Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,844,485

GoBrands, Inc. Series G	3/02/21	2,085,639

GoBrands, Inc. Series H	7/22/21	4,579,527

High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	6,793,094

Lyra Health, Inc. Series E	1/14/21	1,747,079

Lyra Health, Inc. Series F	6/04/21	180,899

Moloco, Inc. Series A	6/26/23	5,752,860

Nuro, Inc. Series C	10/30/20	5,299,737

Nuro, Inc. Series D	10/29/21	2,388,982

Rad Power Bikes, Inc.	1/21/21	1,599,460

Rad Power Bikes, Inc. Series A	1/21/21	208,525

Rad Power Bikes, Inc. Series C	1/21/21	820,526

Rad Power Bikes, Inc. Series D	9/17/21	3,880,481

Reddit, Inc. Series E	5/18/21	1,159,546

Reddit, Inc. Series F	8/11/21	9,215,770

Relativity Space, Inc. Series D	11/20/20	3,095,642

Relativity Space, Inc. Series E	5/27/21	3,285,674

Somatus, Inc. Series E	1/31/22	2,413,708

Space Exploration Technologies Corp. Class A	2/16/21	3,065,927

Space Exploration Technologies Corp. Series N	8/04/20	13,362,300

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	8,226,276

Stripe, Inc. Class B	5/18/21	3,013,641

Stripe, Inc. Series H	3/15/21	1,163,625

Stripe, Inc. Series I	3/20/23 - 5/12/23	6,482,206

Tanium, Inc. Class B	9/18/20	5,122,575

Tenstorrent, Inc. Series C1	4/23/21	1,961,992

Tenstorrent, Inc. 0%	4/23/21	1,840,000

TulCo LLC	8/24/17 - 9/07/18	651,224

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	7,182,374

ZenPayroll, Inc.	10/01/21	1,448,054

ZenPayroll, Inc. Series D	7/16/19	2,452,184

ZenPayroll, Inc. Series E	7/13/21	852,984

Zipline International, Inc.	10/12/21	3,148,776

Zipline International, Inc. Series E	12/21/20	5,808,653

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	962,008,110	2,157,717,579	2,172,989,070	18,219,986	-	-	946,736,619	2.4%
Fidelity Securities Lending Cash Central Fund 5.14%	120,547,595	726,164,130	700,544,144	94,887	-	-	146,167,581	0.5%
Total	1,082,555,705	2,883,881,709	2,873,533,214	18,314,873	-	-	1,092,904,200

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,356,068,465	4,321,869,646	-	34,198,819
Consumer Discretionary	2,334,871,188	2,244,819,546	61,569,063	28,482,579
Consumer Staples	668,072,348	623,211,838	42,714,706	2,145,804
Energy	1,084,858,598	1,082,440,835	2,417,763	-
Financials	3,693,501,886	3,647,563,762	20,563,741	25,374,383
Health Care	3,343,140,783	3,314,775,988	10,130,582	18,234,213
Industrials	1,420,366,032	1,332,052,955	9,243,215	79,069,862
Information Technology	6,186,689,903	6,140,898,943	9,619,803	36,171,157
Materials	720,383,542	702,703,130	12,279,452	5,400,960
Real Estate	6,752,699	6,752,699	-	-
Utilities	69,116,947	69,116,947	-	-

Preferred Securities	1,825,280	-	-	1,825,280

Money Market Funds	1,092,904,200	1,092,904,200	-	-
Total Investments in Securities:	24,978,551,871	24,579,110,489	168,538,325	230,903,057
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $143,974,020) - See accompanying schedule:
Unaffiliated issuers (cost $16,323,326,629)	$23,885,647,671
Fidelity Central Funds (cost $1,092,903,207)	1,092,904,200

Total Investment in Securities (cost $17,416,229,836)		$24,978,551,871
Restricted cash		14,557
Foreign currency held at value (cost $2,765,524)		2,764,812
Receivable for investments sold		2,452,621
Receivable for fund shares sold		15,667,562
Dividends receivable		10,526,399
Distributions receivable from Fidelity Central Funds		4,534,832
Other receivables		153,556
Total assets		25,014,666,210
Liabilities
Payable for investments purchased	$30,616,117
Payable for fund shares redeemed	12,947,668
Accrued management fee	9,051,370
Other payables and accrued expenses	187,440
Collateral on securities loaned	146,167,930
Total Liabilities		198,970,525
Net Assets		$24,815,695,685
Net Assets consist of:
Paid in capital		$17,962,531,377
Total accumulated earnings (loss)		6,853,164,308
Net Assets		$24,815,695,685
Net Asset Value , offering price and redemption price per share ($24,815,695,685 ÷ 1,189,950,620 shares)		$20.85

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$105,888,127
Income from Fidelity Central Funds (including $94,887 from security lending)		18,314,873
Total Income		124,203,000
Expenses
Management fee	$48,489,938
Independent trustees' fees and expenses	68,388
Total expenses before reductions	48,558,326
Expense reductions	(13,870)
Total expenses after reductions		48,544,456
Net Investment income (loss)		75,658,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(167,398,870)
Foreign currency transactions	(125,599)
Total net realized gain (loss)		(167,524,469)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $79,006)	4,778,656,648
Unfunded commitments	777,124
Assets and liabilities in foreign currencies	(6,691)
Total change in net unrealized appreciation (depreciation)		4,779,427,081
Net gain (loss)		4,611,902,612
Net increase (decrease) in net assets resulting from operations		$4,687,561,156

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,658,544	$134,044,290
Net realized gain (loss)	(167,524,469)	(161,744,148)
Change in net unrealized appreciation (depreciation)	4,779,427,081	(7,153,578,023)
Net increase (decrease) in net assets resulting from operations	4,687,561,156	(7,181,277,881)
Distributions to shareholders	(16,982,185)	(224,884,344)

Share transactions
Proceeds from sales of shares	3,036,476,128	5,373,501,397
Reinvestment of distributions	16,953,405	224,688,774
Cost of shares redeemed	(1,992,542,915)	(5,254,427,380)

Net increase (decrease) in net assets resulting from share transactions	1,060,886,618	343,762,791
Total increase (decrease) in net assets	5,731,465,589	(7,062,399,434)

Net Assets
Beginning of period	19,084,230,096	26,146,629,530
End of period	$24,815,695,685	$19,084,230,096

Other Information
Shares
Sold	161,586,504	285,619,497
Issued in reinvestment of distributions	933,556	12,078,442
Redeemed	(106,744,063)	(283,595,105)
Net increase (decrease)	55,775,997	14,102,834

Fidelity® Contrafund® K6

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.83	$23.34	$18.89	$14.47	$11.08	$11.36
Income from Investment Operations
Net investment income (loss) A,B	.07	.12	.03	.03	.05	.05
Net realized and unrealized gain (loss)	3.97	(6.43)	4.53	4.43	3.38	(.29)
Total from investment operations	4.04	(6.31)	4.56	4.46	3.43	(.24)
Distributions from net investment income	(.02)	(.11)	(.05)	(.04)	(.04)	(.04)
Distributions from net realized gain	-	(.09)	(.06)	-	-	-
Total distributions	(.02)	(.20)	(.11)	(.04)	(.04)	(.04)
Net asset value, end of period	$20.85	$16.83	$23.34	$18.89	$14.47	$11.08
Total Return C,D	23.99%	(27.12)%	24.14%	30.83%	31.00%	(2.15)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.70% G	.64%	.12%	.18%	.39%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$24,815,696	$19,084,230	$26,146,630	$17,402,109	$11,849,878	$5,278,087
Portfolio turnover rate H	32% G,I	38% I	40% I	45% I	39% I	54% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind,   partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,770,538,080
Gross unrealized depreciation	(283,169,644)
Net unrealized appreciation (depreciation)	$7,487,368,436
Tax cost	$17,491,183,435

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(499,921,123)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Contrafund K6	11,351,265.05

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund K6	3,695,538,451	3,342,868,066

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	43,028,081	787,276,717

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	55,666,002	367,380,483	992,024,707

Prior Fiscal Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	44,817,858	914,186,580
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Contrafund K6	$49,419

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund K6	359,442,164	230,327,619	(2,754,569)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Contrafund K6	$10,201	$1	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $13,870.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Contrafund® K6	.45%
Actual		$ 1,000	$ 1,239.90	$ 2.50
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Contrafund K6
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883978.106
CONK6-SANN-0823
Fidelity® Contrafund®

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Meta Platforms, Inc. Class A	11.0
Berkshire Hathaway, Inc. Class A	9.0
Microsoft Corp.	6.8
Amazon.com, Inc.	5.8
Apple, Inc.	4.9
UnitedHealth Group, Inc.	4.0
NVIDIA Corp.	3.9
Alphabet, Inc. Class A	2.4
Eli Lilly & Co.	2.4
Alphabet, Inc. Class C	2.1
52.3

Market Sectors (% of Fund's net assets)

Information Technology	24.3
Communication Services	18.1
Financials	15.3
Health Care	12.8
Consumer Discretionary	10.1
Industrials	6.3
Energy	4.0
Materials	2.9
Consumer Staples	2.6
Utilities	0.3
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 17.9%
Entertainment - 2.2%
Activision Blizzard, Inc.	1,295,688	109,226
Liberty Media Corp. Liberty Formula One Series C (a)	3,478,443	261,857
Netflix, Inc. (a)	4,061,694	1,789,136
The Walt Disney Co. (a)	133,451	11,915
Universal Music Group NV	7,166,647	159,142
		2,331,276
Interactive Media & Services - 15.6%
Alphabet, Inc.:
Class A (a)	21,903,320	2,621,827
Class C (a)	18,670,761	2,258,602
Bumble, Inc. (a)	1,829,135	30,693
Epic Games, Inc. (a)(b)(c)	123,700	87,080
Meta Platforms, Inc. Class A (a)	41,359,091	11,869,230
		16,867,432
Media - 0.0%
Comcast Corp. Class A	249,086	10,350
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	743,487	103,270
TOTAL COMMUNICATION SERVICES		19,312,328
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	1,303,455	41,795
General Motors Co.	499,647	19,266
Harley-Davidson, Inc.	317,996	11,197
Hyundai Motor Co. Ltd.	651,600	102,499
Rad Power Bikes, Inc. (a)(b)(c)	2,588,458	5,772
Rivian Automotive, Inc. (a)	351,417	5,855
Tesla, Inc. (a)	105,291	27,562
Toyota Motor Corp.	3,442,651	55,331
		269,277
Broadline Retail - 6.1%
Amazon.com, Inc. (a)	48,417,620	6,311,721
Coupang, Inc. Class A (a)	9,532,003	165,857
Dollarama, Inc.	489,443	33,148
MercadoLibre, Inc. (a)	58,502	69,301
		6,580,027
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	3,601,863	461,615
Booking Holdings, Inc. (a)	29,621	79,986
Cava Group, Inc.	237,000	9,705
Chipotle Mexican Grill, Inc. (a)	66,168	141,533
Churchill Downs, Inc.	129,806	18,065
Deliveroo PLC Class A (a)(d)	32,996,514	47,982
Doordash, Inc. (a)	990	76
Evolution AB (d)	114,485	14,498
Hilton Worldwide Holdings, Inc.	1,212,328	176,454
Hyatt Hotels Corp. Class A	101,184	11,594
Las Vegas Sands Corp. (a)	324,072	18,796
Marriott International, Inc. Class A	53,955	9,911
McDonald's Corp.	388,258	115,860
Restaurant Brands International, Inc.	446,632	34,628
Starbucks Corp.	106,300	10,530
		1,151,233
Household Durables - 0.3%
D.R. Horton, Inc.	485,704	59,105
Lennar Corp. Class A	1,941,064	243,235
PulteGroup, Inc.	19,651	1,526
		303,866
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	188,369	4,362
Specialty Retail - 1.9%
Academy Sports & Outdoors, Inc.	3,438,920	185,874
AutoZone, Inc. (a)	29,899	74,549
Dick's Sporting Goods, Inc.	2,385,244	315,305
Fanatics, Inc. Class A (a)(b)(c)	2,461,391	189,035
Fast Retailing Co. Ltd.	128,480	32,952
O'Reilly Automotive, Inc. (a)	365,331	349,001
The Home Depot, Inc.	957,271	297,367
TJX Companies, Inc.	1,535,876	130,227
Ulta Beauty, Inc. (a)	463,300	218,027
Wayfair LLC Class A (a)	67,258	4,372
Williams-Sonoma, Inc.	2,071,510	259,229
		2,055,938
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	113,809	60,052
Dr. Martens Ltd.	684,065	1,062
lululemon athletica, Inc. (a)	89,826	33,999
NIKE, Inc. Class B	1,410,736	155,703
On Holding AG (a)	8,215,449	271,110
Ralph Lauren Corp. (e)	85,309	10,519
Tapestry, Inc.	697,537	29,855
		562,300
TOTAL CONSUMER DISCRETIONARY		10,927,003
CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	836,606	47,417
Constellation Brands, Inc. Class A (sub. vtg.)	136,931	33,703
Diageo PLC	26,603	1,144
PepsiCo, Inc.	2,603,145	482,155
The Coca-Cola Co.	7,283,954	438,640
		1,003,059
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,530,519	78,481
Casey's General Stores, Inc.	245,023	59,756
Costco Wholesale Corp.	2,179,043	1,173,153
Walmart, Inc.	984	155
		1,311,545
Food Products - 0.2%
Lamb Weston Holdings, Inc.	247,033	28,396
Mondelez International, Inc.	2,196,552	160,217
		188,613
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	379,297	74,486
L'Oreal SA (a)	375,100	174,975
L'Oreal SA	8,200	3,825
Olaplex Holdings, Inc. (a)	3,144,844	11,699
		264,985
TOTAL CONSUMER STAPLES		2,768,202
ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Birchcliff Energy Ltd. (e)	935,234	5,535
Canadian Natural Resources Ltd.	5,178,969	291,172
Cheniere Energy, Inc.	1,147,869	174,889
Chevron Corp.	2,719,223	427,870
ConocoPhillips Co.	6,413,202	664,472
Diamondback Energy, Inc.	141,214	18,550
EOG Resources, Inc.	2,220,019	254,059
Exxon Mobil Corp.	11,674,685	1,252,110
Hess Corp.	3,005,761	408,633
Marathon Petroleum Corp.	174,655	20,365
Occidental Petroleum Corp.	5,350,347	314,600
Pioneer Natural Resources Co.	492,143	101,962
PrairieSky Royalty Ltd.	586,900	10,261
Reliance Industries Ltd.	172,039	5,361
Suncor Energy, Inc.	713,253	20,922
Tourmaline Oil Corp. (e)	431,833	20,347
Valero Energy Corp.	2,095,878	245,846
		4,236,954
FINANCIALS - 15.3%
Banks - 2.2%
AIB Group PLC	3,255,976	13,679
Banco Santander SA (Spain)	12,950,658	47,945
Bank of America Corp.	21,637,292	620,774
Bank of Ireland Group PLC	4,154,101	39,609
East West Bancorp, Inc.	758,269	40,029
First Citizens Bancshares, Inc.	23,430	30,071
JPMorgan Chase & Co.	5,621,122	817,536
Nu Holdings Ltd. (a)	8,727,329	68,859
Royal Bank of Canada (e)	4,504,426	430,194
Starling Bank Ltd. Series D (a)(b)(c)	26,724,113	99,104
Wells Fargo & Co.	3,566,126	152,202
		2,360,002
Capital Markets - 0.5%
BlackRock, Inc. Class A	7,339	5,072
Brookfield Asset Management Ltd. Class A	54,679	1,785
Brookfield Corp. (Canada) Class A	384,783	12,954
Coinbase Global, Inc. (a)	988	71
Goldman Sachs Group, Inc.	17,049	5,499
Morgan Stanley	4,373,325	373,482
MSCI, Inc.	33,340	15,646
TulCo LLC (a)(b)(c)(f)	140,771	122,513
		537,022
Consumer Finance - 0.1%
American Express Co.	982,291	171,115
Financial Services - 10.7%
Adyen BV (a)(d)	11,655	20,183
Berkshire Hathaway, Inc. Class A (a)(e)	18,775	9,721,883
MasterCard, Inc. Class A	448,270	176,305
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	340,545	25,098
Visa, Inc. Class A (e)	6,661,478	1,581,968
		11,525,437
Insurance - 1.8%
American International Group, Inc.	4,706,222	270,796
Aon PLC	77,814	26,861
Arthur J. Gallagher & Co.	702,672	154,286
Brookfield Asset Management Reinsurance Partners Ltd. (e)	7,520	254
Chubb Ltd.	1,563,994	301,163
Fairfax Financial Holdings Ltd. (sub. vtg.)	156,380	117,135
Hartford Financial Services Group, Inc.	382,876	27,575
Intact Financial Corp.	809,508	124,987
Marsh & McLennan Companies, Inc.	753,105	141,644
Progressive Corp.	3,601,342	476,710
The Travelers Companies, Inc.	1,742,327	302,573
		1,943,984
TOTAL FINANCIALS		16,537,560
HEALTH CARE - 12.8%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. (a)	538,999	102,377
Argenx SE ADR (a)	303,290	118,201
Arrowhead Pharmaceuticals, Inc. (a)	303,300	10,816
Biogen, Inc. (a)	31,500	8,973
Biohaven Ltd.	24,326	582
Exact Sciences Corp. (a)	248,564	23,340
Galapagos NV sponsored ADR (a)	1,287,930	52,367
Gilead Sciences, Inc.	1,258,274	96,975
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	105,983	0
Intellia Therapeutics, Inc. (a)	81,236	3,313
Krystal Biotech, Inc. (a)	51,510	6,047
Legend Biotech Corp. ADR (a)	1,122,964	77,518
Moderna, Inc. (a)	46,965	5,706
Moonlake Immunotherapeutics (a)	413,900	21,109
Nuvalent, Inc. Class A (a)	257,047	10,840
Regeneron Pharmaceuticals, Inc. (a)	2,640,815	1,897,531
Roivant Sciences Ltd. (a)	1,776,216	17,904
Sarepta Therapeutics, Inc. (a)	92,764	10,623
Seagen, Inc. (a)	52,467	10,098
United Therapeutics Corp. (a)	585,202	129,183
Vertex Pharmaceuticals, Inc. (a)	3,447,757	1,213,300
Zai Lab Ltd. (a)	3,692,584	10,160
		3,826,963
Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (a)	29,400	10,397
Boston Scientific Corp. (a)	2,399,997	129,816
DexCom, Inc. (a)	240,199	30,868
Edwards Lifesciences Corp. (a)	43,702	4,122
GE Healthcare Holding LLC	409,916	33,302
Inspire Medical Systems, Inc. (a)	36,927	11,988
Intuitive Surgical, Inc. (a)	1,244,999	425,715
Lantheus Holdings, Inc. (a)	112,835	9,469
Penumbra, Inc. (a)	33,102	11,389
Shockwave Medical, Inc. (a)	76,358	21,793
Straumann Holding AG	179,507	29,111
Stryker Corp.	173,530	52,942
Surgical Science Sweden AB (a)	388,600	8,691
		779,603
Health Care Providers & Services - 4.2%
23andMe Holding Co. Class A (a)(e)	3,409,886	5,967
agilon health, Inc. (a)	872,331	15,126
AmerisourceBergen Corp.	145,943	28,084
Cardinal Health, Inc.	310,475	29,362
Elevance Health, Inc.	110,510	49,098
HCA Holdings, Inc.	364,051	110,482
Henry Schein, Inc. (a)	116,402	9,440
P3 Health Partners, Inc. Class A (a)	1,293,201	3,867
UnitedHealth Group, Inc.	8,905,730	4,280,450
		4,531,876
Health Care Technology - 0.0%
Doximity, Inc. (a)(e)	590,846	20,101
Schrodinger, Inc. (a)(e)	328,932	16,420
		36,521
Life Sciences Tools & Services - 0.6%
Danaher Corp.	882,518	211,804
Mettler-Toledo International, Inc. (a)	172,717	226,543
Thermo Fisher Scientific, Inc.	217,447	113,453
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	1,038,192	55,990
		607,790
Pharmaceuticals - 3.7%
AstraZeneca PLC sponsored ADR	661,826	47,367
Bristol-Myers Squibb Co.	972,773	62,209
DICE Therapeutics, Inc. (a)	745,852	34,652
Eli Lilly & Co.	5,450,021	2,555,951
Intra-Cellular Therapies, Inc. (a)	503,516	31,883
Johnson & Johnson	898,272	148,682
Merck & Co., Inc.	7,269,945	838,879
Novo Nordisk A/S Series B	200,773	32,433
Nuvation Bio, Inc. (a)	8,688,470	15,639
Royalty Pharma PLC	6,236,384	191,706
Structure Therapeutics, Inc. ADR	387,695	16,116
Ventyx Biosciences, Inc. (a)	162,141	5,318
Verona Pharma PLC ADR (a)	359,782	7,606
Zoetis, Inc. Class A	170,470	29,357
		4,017,798
TOTAL HEALTH CARE		13,800,551
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	1,125,114	517,980
Northrop Grumman Corp.	1,222,364	557,154
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	3,585,070	290,391
Class C (a)(b)(c)	129,910	10,523
TransDigm Group, Inc.	124,581	111,397
		1,487,445
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	2,836,060	508,364
Zipline International, Inc. (a)(b)(c)	515,816	20,736
		529,100
Building Products - 0.1%
Carrier Global Corp.	683,100	33,957
Toto Ltd.	817,273	24,711
Trane Technologies PLC	372,627	71,269
		129,937
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)	1,390,942	4,089
Cintas Corp.	142,283	70,726
Clean Harbors, Inc. (a)	613,418	100,864
Clean TeQ Water Pty Ltd. (a)(e)	2,080,985	332
GFL Environmental, Inc.	313,734	12,182
Republic Services, Inc.	217,000	33,238
Waste Connections, Inc. (United States)	69,850	9,984
		231,415
Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	373,200	11,282
Electrical Equipment - 0.5%
AMETEK, Inc.	67,254	10,887
Eaton Corp. PLC	1,481,636	297,957
Hubbell, Inc. Class B	637,934	211,513
nVent Electric PLC	705,534	36,455
Prysmian SpA	264,700	11,057
		567,869
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	3,070,843	248,032
J.B. Hunt Transport Services, Inc.	301,118	54,511
Old Dominion Freight Lines, Inc.	387,319	143,211
Uber Technologies, Inc. (a)	1,667,512	71,986
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	132,800	336
		518,076
Industrial Conglomerates - 0.7%
General Electric Co.	6,214,417	682,654
Machinery - 0.8%
Caterpillar, Inc.	413,150	101,656
Crane Nxt Co.	66,965	3,780
Deere & Co.	844,125	342,031
Fortive Corp.	660,651	49,397
Indutrade AB	399,852	9,005
PACCAR, Inc.	3,726,354	311,710
Parker Hannifin Corp.	138,233	53,916
		871,495
Passenger Airlines - 0.1%
Copa Holdings SA Class A	190,116	21,023
Ryanair Holdings PLC sponsored ADR (a)	915,084	101,208
		122,231
Professional Services - 0.1%
Thomson Reuters Corp.	113,509	15,325
Verisk Analytics, Inc.	334,641	75,639
		90,964
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	224,738	100,092
W.W. Grainger, Inc.	420,346	331,481
		431,573
TOTAL INDUSTRIALS		5,674,041
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	2,431,092	393,983
Motorola Solutions, Inc.	107,286	31,465
		425,448
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp. Class A	21,214,988	1,802,213
CDW Corp.	352,841	64,746
Jabil, Inc.	525,224	56,687
		1,923,646
IT Services - 1.0%
Accenture PLC Class A	2,635,597	813,293
ASAC II LP (a)(b)(c)	39,494,500	6,635
Cloudflare, Inc. (a)	365,042	23,863
Gartner, Inc. (a)	119,890	41,999
MongoDB, Inc. Class A (a)	136,741	56,199
Okta, Inc. (a)	454,832	31,543
Shopify, Inc. Class A (a)	813,952	52,607
X Holdings Corp. Class A (c)	534,690	20,703
		1,046,842
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. (a)	6,656,329	758,222
Advantest Corp.	220,296	29,670
Allegro MicroSystems LLC (a)	424,807	19,176
Analog Devices, Inc.	1,969,805	383,738
Applied Materials, Inc.	302,372	43,705
ASML Holding NV (depository receipt)	58,000	42,036
Broadcom, Inc.	241,740	209,693
First Solar, Inc. (a)	580,635	110,373
Lattice Semiconductor Corp. (a)	1,957,000	188,009
Microchip Technology, Inc.	129,318	11,586
Monolithic Power Systems, Inc.	195,734	105,741
NVIDIA Corp.	9,824,717	4,156,052
ON Semiconductor Corp. (a)	5,017,005	474,508
Qualcomm, Inc.	4,065,815	483,995
Synaptics, Inc. (a)	33,101	2,826
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,628,095	164,307
		7,183,637
Software - 9.3%
Adobe, Inc. (a)	939,075	459,198
ANSYS, Inc. (a)	16,985	5,610
Cadence Design Systems, Inc. (a)	2,034,790	477,199
Check Point Software Technologies Ltd. (a)	417,366	52,430
Clear Secure, Inc. (e)	1,332,904	30,883
Dynatrace, Inc. (a)	1,476,876	76,015
Fortinet, Inc. (a)	2,732,844	206,576
HubSpot, Inc. (a)	70,268	37,389
Intuit, Inc.	58,360	26,740
Microsoft Corp.	21,656,463	7,374,892
Palo Alto Networks, Inc. (a)	433,323	110,718
Roper Technologies, Inc.	23,000	11,058
Salesforce, Inc. (a)	4,102,461	866,686
Samsara, Inc. (a)	86,081	2,385
ServiceNow, Inc. (a)	99,461	55,894
Stripe, Inc. Class B (a)(b)(c)	455,600	9,171
Synopsys, Inc. (a)	345,920	150,617
Tanium, Inc. Class B (a)(b)(c)	6,742,751	53,268
ZenPayroll, Inc. (a)(b)(c)	289,200	9,107
		10,015,836
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	27,428,315	5,320,270
Dell Technologies, Inc.	181,231	9,806
Samsung Electronics Co. Ltd.	195,500	10,766
		5,340,842
TOTAL INFORMATION TECHNOLOGY		25,936,251
MATERIALS - 2.8%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	290,316	86,958
Corteva, Inc.	388,993	22,289
Linde PLC	85,269	32,494
Sherwin-Williams Co.	132,625	35,215
Westlake Corp.	575,476	68,752
		245,708
Construction Materials - 0.0%
Vulcan Materials Co.	150,500	33,929
Metals & Mining - 2.6%
Agnico Eagle Mines Ltd. (Canada)	175,780	8,777
B2Gold Corp.	45,343,143	161,555
Barrick Gold Corp. (Canada)	1,247,725	21,107
Cleveland-Cliffs, Inc. (a)	2,728,614	45,732
Franco-Nevada Corp.	4,141,381	590,250
Freeport-McMoRan, Inc.	10,489,528	419,581
Glencore PLC	6,549,510	37,135
Ivanhoe Electric, Inc. (g)	4,816,069	62,802
Ivanhoe Mines Ltd. (a)	41,202,654	376,337
Ivanhoe Mines Ltd. (a)(d)	11,924,516	108,916
Lundin Gold, Inc.	23,500	281
Newcrest Mining Ltd.	575,454	10,265
Novagold Resources, Inc. (a)	6,976,038	27,646
Nucor Corp.	3,335,114	546,892
POSCO sponsored ADR (e)	29,179	2,158
Steel Dynamics, Inc.	2,491,300	271,377
Sunrise Energy Metals Ltd. (a)	2,669,366	1,890
Wheaton Precious Metals Corp.	1,604,667	69,395
		2,762,096
TOTAL MATERIALS		3,041,733
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	1,296,841	26,274
UTILITIES - 0.3%
Electric Utilities - 0.3%
Constellation Energy Corp.	1,843,233	168,748
PG&E Corp. (a)	6,587,403	113,830
		282,578
TOTAL COMMON STOCKS (Cost $38,105,374)		102,543,475

Preferred Stocks - 1.6%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	653,587	147,606
Reddit, Inc.:
Series E(a)(b)(c)	165,300	5,718
Series F(a)(b)(c)	878,650	30,393
		183,717
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	337,463	753
Series C(a)(b)(c)	1,327,879	2,961
Series D(a)(b)(c)	2,329,100	5,194
		8,908
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	15,500	4,765

TOTAL CONSUMER DISCRETIONARY		13,673

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	55,517	5,030
Series H(a)(b)(c)	69,898	6,333
		11,363
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	226,491	1,948

TOTAL CONSUMER STAPLES		13,311

FINANCIALS - 0.0%
Financial Services - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	379,681	10,627
Circle Internet Financial Ltd. Series F (a)(b)(c)	637,828	15,340
		25,967
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	3,224,900	13,674
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	0
		13,674
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	39
Lyra Health, Inc.:
Series E(a)(b)(c)	1,478,100	24,714
Series F(a)(b)(c)	69,520	1,162
Somatus, Inc. Series E (a)(b)(c)	15,253	15,455
		41,370
TOTAL HEALTH CARE		55,044

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.9%
Relativity Space, Inc.:
Series D(a)(b)(c)	1,673,085	25,280
Series E(a)(b)(c)	436,722	7,682
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	558,215	452,154
Series H(a)(b)(c)	120,282	97,428
Series N(a)(b)(c)	428,458	347,051
		929,595
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	1,317,166	52,950
Series F(c)	682,143	27,422
		80,372
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	259,581	28,141

TOTAL INDUSTRIALS		1,038,108

INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc. Series C (a)(b)(c)	1,300,504	3,993
Carbon, Inc.:
Series D(a)(b)(c)	915,425	8,989
Series E(a)(b)(c)	81,735	957
Delphix Corp. Series D (a)(b)(c)	3,712,687	15,445
Moloco, Inc. Series A (b)(c)	419,608	25,176
Nuro, Inc.:
Series C(a)(b)(c)	3,293,118	20,911
Series D(a)(b)(c)	643,113	4,084
Stripe, Inc.:
Series H(a)(b)(c)	190,300	3,831
Series I(b)(c)	2,114,059	42,556
Tenstorrent, Inc. Series C1 (a)(b)(c)	200,200	11,808
ZenPayroll, Inc.:
Series D(a)(b)(c)	2,436,137	76,714
Series E(a)(b)(c)	167,099	5,262
		219,726
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (a)(b)(c)	14,154,085	59,306

TOTAL CONVERTIBLE PREFERRED STOCKS		1,608,852
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	8,303,093	114,832

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	1,059,433	25,479

TOTAL NONCONVERTIBLE PREFERRED STOCKS		140,311
TOTAL PREFERRED STOCKS (Cost $1,087,118)		1,749,163

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(i)(j)	9,273	0
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(j)	11,130	11,041
TOTAL PREFERRED SECURITIES (Cost $20,403)		11,041

Money Market Funds - 3.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (k)	3,696,065,006	3,696,804
Fidelity Securities Lending Cash Central Fund 5.14% (k)(l)	340,393,051	340,427
TOTAL MONEY MARKET FUNDS (Cost $4,037,230)		4,037,231

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $43,250,125)	108,340,910
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(472,836)
NET ASSETS - 100.0%	107,868,074

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,602,373,000 or 2.4% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $191,579,000 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Affiliated company
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Non-income producing - Security is in default.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Acrisure Holdings, Inc. Series B	3/22/21	6,918

ASAC II LP	10/10/13	3,041

ASAPP, Inc. Series C	4/30/21	8,580

Beta Technologies, Inc. Series B, 6.00%	4/04/22	26,781

Bowery Farming, Inc. Series C1	5/18/21	13,646

ByteDance Ltd. Series E1	11/18/20	71,616

Carbon, Inc. Series D	12/15/17	21,376

Carbon, Inc. Series E	3/22/19	2,288

Circle Internet Financial Ltd. Series E	5/11/21	17,195

Circle Internet Financial Ltd. Series F	5/09/22	26,878

Delphix Corp. Series D	7/10/15	33,414

Discord, Inc. Series I	9/15/21	8,535

ElevateBio LLC Series C	3/09/21	13,528

Epic Games, Inc.	7/13/20 - 7/30/20	71,128

Fanatics, Inc. Class A	8/13/20 - 12/15/21	82,369

Get Heal, Inc. Series B	1/27/23	112

GoBrands, Inc. Series G	3/02/21	13,864

GoBrands, Inc. Series H	7/22/21	27,155

High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	74,592

Intarcia Therapeutics, Inc. Series CC	11/14/12	28,629

Intarcia Therapeutics, Inc. 6%	1/03/20	9,273

Lyra Health, Inc. Series E	1/14/21	13,534

Lyra Health, Inc. Series F	6/04/21	1,092

Moloco, Inc. Series A	6/26/23	25,176

Nuro, Inc. Series C	10/30/20	42,990

Nuro, Inc. Series D	10/29/21	13,406

Rad Power Bikes, Inc.	1/21/21	12,486

Rad Power Bikes, Inc. Series A	1/21/21	1,628

Rad Power Bikes, Inc. Series C	1/21/21	6,405

Rad Power Bikes, Inc. Series D	9/17/21	22,322

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Reddit, Inc. Series E	5/18/21	7,021

Reddit, Inc. Series F	8/11/21	54,296

Relativity Space, Inc. Series D	11/20/20	24,974

Relativity Space, Inc. Series E	5/27/21	9,973

Somatus, Inc. Series E	1/31/22	13,310

Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	60,159

Space Exploration Technologies Corp. Class C	9/11/17	1,754

Space Exploration Technologies Corp. Series G	1/20/15	43,239

Space Exploration Technologies Corp. Series H	8/04/17	16,238

Space Exploration Technologies Corp. Series N	8/04/20	115,684

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	52,246

Stripe, Inc. Class B	5/18/21	18,282

Stripe, Inc. Series H	3/15/21	7,636

Stripe, Inc. Series I	3/20/23 - 5/12/23	42,565

Tanium, Inc. Class B	4/21/17 - 9/18/20	57,901

Tenstorrent, Inc. Series C1	4/23/21	11,903

Tenstorrent, Inc. 0%	4/23/21	11,130

TulCo LLC	8/24/17 - 9/07/18	51,985

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	39,966

ZenPayroll, Inc.	10/01/21	8,326

ZenPayroll, Inc. Series D	7/16/19	32,431

ZenPayroll, Inc. Series E	7/13/21	5,079

Zipline International, Inc.	10/12/21	18,569

Zipline International, Inc. Series E	12/21/20	42,978

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,285,580	5,489,123	4,077,899	70,447	-	-	3,696,804	9.4%
Fidelity Securities Lending Cash Central Fund 5.14%	710,703	2,132,169	2,502,445	416	-	-	340,427	1.2%
Total	2,996,283	7,621,292	6,580,344	70,863	-	-	4,037,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ivanhoe Electric, Inc.	65,377	-	6,439	-	308	3,556	62,802
P3 Health Partners, Inc.	5,033	-	-	-	-	22,321	-
Zai Lab Ltd.	20,591	-	9,817	-	(11,610)	10,995	-
Total	91,001	-	16,256	-	(11,302)	36,872	62,802

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	19,496,045	19,225,248	-	270,797
Consumer Discretionary	10,940,676	10,495,257	236,939	208,480
Consumer Staples	2,781,513	2,540,841	227,361	13,311
Energy	4,351,786	4,346,425	5,361	-
Financials	16,589,006	16,222,717	68,128	298,161
Health Care	13,855,595	13,701,968	42,593	111,034
Industrials	6,712,149	5,316,066	36,325	1,359,758
Information Technology	26,155,977	25,796,931	40,436	318,610
Materials	3,101,039	2,992,443	49,290	59,306
Real Estate	26,274	26,274	-	-
Utilities	282,578	282,578	-	-

Preferred Securities	11,041	-	-	11,041

Money Market Funds	4,037,231	4,037,231	-	-
Total Investments in Securities:	108,340,910	104,983,979	706,433	2,650,498

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$1,231,006
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	101,332
Cost of Purchases	27,420
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,359,758
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$101,332
Other Investments in Securities
Beginning Balance	$1,209,666
Net Realized Gain (Loss) on Investment Securities	(10,714)
Net Unrealized Gain (Loss) on Investment Securities	24,141
Cost of Purchases	67,876
Proceeds of Sales	(229)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,290,740
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$24,141

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $335,035) - See accompanying schedule:
Unaffiliated issuers (cost $39,199,470)	$104,240,877
Fidelity Central Funds (cost $4,037,230)	4,037,231
Other affiliated issuers (cost $13,425)	62,802

Total Investment in Securities (cost $43,250,125)		$108,340,910
Cash		578
Restricted cash		1,137
Foreign currency held at value (cost $10,628)		10,660
Receivable for investments sold		10,686
Receivable for fund shares sold		25,084
Dividends receivable		45,694
Distributions receivable from Fidelity Central Funds		16,482
Other receivables		4,175
Total assets		108,455,406
Liabilities
Payable for investments purchased	$144,350
Payable for fund shares redeemed	45,998
Accrued management fee	25,951
Other affiliated payables	9,554
Other payables and accrued expenses	21,235
Collateral on securities loaned	340,244
Total Liabilities		587,332
Net Assets		$107,868,074
Net Assets consist of:
Paid in capital		$40,216,832
Total accumulated earnings (loss)		67,651,242
Net Assets		$107,868,074

Net Asset Value and Maximum Offering Price
Contrafund :
Net Asset Value , offering price and redemption price per share ($98,809,151 ÷ 6,621,389 shares)		$14.92
Class K :
Net Asset Value , offering price and redemption price per share ($9,058,923 ÷ 604,707 shares)		$14.98

Statement of Operations
Amounts in thousands		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$448,607
Income from Fidelity Central Funds (including $416 from security lending)		70,863
Total Income		519,470
Expenses
Management fee
Basic fee	$258,195
Performance adjustment	(118,329)
Transfer agent fees	53,960
Accounting fees	1,586
Custodian fees and expenses	361
Independent trustees' fees and expenses	331
Registration fees	173
Audit	148
Legal	67
Miscellaneous	282
Total expenses before reductions	196,774
Expense reductions	(2,190)
Total expenses after reductions		194,584
Net Investment income (loss)		324,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,559)	2,248,371
Redemptions in-kind	568,537
Affiliated issuers	(11,302)
Foreign currency transactions	(726)
Total net realized gain (loss)		2,804,880
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,594)	19,058,315
Affiliated issuers	36,872
Unfunded commitments	5,103
Assets and liabilities in foreign currencies	19
Total change in net unrealized appreciation (depreciation)		19,100,309
Net gain (loss)		21,905,189
Net increase (decrease) in net assets resulting from operations		$22,230,075

Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$324,886	$445,648
Net realized gain (loss)	2,804,880	11,425,226
Change in net unrealized appreciation (depreciation)	19,100,309	(51,437,288)
Net increase (decrease) in net assets resulting from operations	22,230,075	(39,566,414)
Distributions to shareholders	(1,378,547)	(10,115,716)

Share transactions - net increase (decrease)	(3,884,328)	(4,582,140)
Total increase (decrease) in net assets	16,967,200	(54,264,270)

Net Assets
Beginning of period	90,900,874	145,165,144
End of period	$107,868,074	$90,900,874

Fidelity® Contrafund®

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$18.76	$16.77	$13.71	$11.01	$12.24
Income from Investment Operations
Net investment income (loss) B,C	.04	.06	(.05)	(.04)	- D	- D
Net realized and unrealized gain (loss)	2.98	(5.29)	4.07	4.44	3.27	(.22)
Total from investment operations	3.02	(5.23)	4.02	4.40	3.27	(.22)
Distributions from net investment income	-	(.08)	-	-	-	-
Distributions from net realized gain	(.19)	(1.36)	(2.03)	(1.34)	(.57)	(1.01)
Total distributions	(.19)	(1.44)	(2.03)	(1.34)	(.57)	(1.01)
Net asset value, end of period	$14.92	$12.09	$18.76	$16.77	$13.71	$11.01
Total Return E,F	25.19%	(28.26)%	24.36%	32.58%	29.98%	(2.13)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.55%	.81%	.86%	.85%	.82%
Expenses net of fee waivers, if any	.40% I	.54%	.81%	.86%	.85%	.81%
Expenses net of all reductions	.40% I	.54%	.81%	.85%	.85%	.81%
Net investment income (loss)	.65% I	.41%	(.26)%	(.23)%	(.02)%	.01%
Supplemental Data
Net assets, end of period (in millions)	$98,809	$82,279	$128,577	$113,100	$97,098	$82,628
Portfolio turnover rate J	16% I	25% K	27% K	32% K	26% K	32% K

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Contrafund® Class K

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$18.82	$16.81	$13.73	$11.01	$12.24
Income from Investment Operations
Net investment income (loss) B,C	.05	.07	(.03)	(.02)	.01	.01
Net realized and unrealized gain (loss)	2.99	(5.31)	4.07	4.44	3.28	(.23)
Total from investment operations	3.04	(5.24)	4.04	4.42	3.29	(.22)
Distributions from net investment income	-	(.09)	-	-	-	-
Distributions from net realized gain	(.19)	(1.36)	(2.03)	(1.34)	(.57)	(1.01)
Total distributions	(.19)	(1.45)	(2.03)	(1.34)	(.57)	(1.01)
Net asset value, end of period	$14.98	$12.13	$18.82	$16.81	$13.73	$11.01
Total Return D,E	25.27%	(28.22)%	24.42%	32.68%	30.17%	(2.07)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.33% H	.47%	.74%	.78%	.77%	.73%
Expenses net of fee waivers, if any	.33% H	.47%	.74%	.78%	.76%	.73%
Expenses net of all reductions	.33% H	.47%	.74%	.78%	.76%	.72%
Net investment income (loss)	.73% H	.48%	(.18)%	(.16)%	.06%	.10%
Supplemental Data
Net assets, end of period (in millions)	$9,059	$8,622	$16,588	$23,196	$22,626	$25,502
Portfolio turnover rate I	16% H,J	25% J	27% J	32% J	26% J	32% J

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$2,639,457	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.0 - 22.0 / 14.3	Increase
			Enterprise value/Revenue multiple (EV/R)	1.3 - 43.7 / 10.7	Increase
			Enterprise value/Net income multiple (EV/NI)	14.5	Increase
		Recovery value	Recovery value	$0.00 - $0.17 / $0.17	Increase
		Market approach	Transaction price	$59.45 - $60.00 / $59.83	Increase
			Discount rate	10.0%	Decrease
			Premium rate	10.0%	Increase
		Book value	Book value multiple	1.0	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	29.0%	Decrease
			Exit multiple	1.8	Increase
		Black scholes	Discount rate	4.0% - 5.4% / 4.4%	Increase
			Volatility	70.0% - 85.0% / 76.6%	Increase
			Term	0.3 - 5.0 / 3.6	Increase
Preferred Securities	$11,041	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	59.45	Increase
			Premium rate	10.0%	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	70.0%	Increase
			Term	2.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund	$3,721

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind,   partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$65,710,225
Gross unrealized depreciation	(1,070,305)
Net unrealized appreciation (depreciation)	$64,639,920
Tax cost	$43,700,990

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Contrafund	179,640.17

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund	7,603,033	13,043,231

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Contrafund	67,242	568,537	882,791	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Contrafund	103,972	964,453	1,619,588	Contrafund, Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Contrafund	$52,116.12
Class K	1,844.04
	$53,960

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Contrafund	- A

A Amount represents less than .005%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Contrafund	$165

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund	341,315	900,535	251,001
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Contrafund	$93
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Contrafund	$44	$- A	$-

A Amount represents less than five hundred dollars.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,182.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Contrafund
Distributions to shareholders
Contrafund	$1,249,206	$9,128,177
Class K	129,341	987,539
Total	$1,378,547	$10,115,716
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Contrafund
Contrafund
Shares sold	148,498	348,710	$1,993,786	$5,094,513
Reinvestment of distributions	89,917	657,388	1,159,027	8,457,516
Shares redeemed	(425,066)	(1,050,982)	(5,636,012)	(15,394,010)
Net increase (decrease)	(186,651)	(44,884)	$(2,483,199)	$(1,841,981)
Class K
Shares sold	46,601	63,881	$631,286	$958,814
Reinvestment of distributions	10,003	76,064	129,337	987,511
Shares redeemed	(162,866)	(310,293)	(2,161,752)	(4,686,484)
Net increase (decrease)	(106,262)	(170,348)	$(1,401,129)	$(2,740,159)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity® Contrafund®
Fidelity® Contrafund®	.40%
Actual		$ 1,000	$ 1,251.90	$ 2.23
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01
Class K	.33%
Actual		$ 1,000	$ 1,252.70	$ 1.84
Hypothetical- B		$ 1,000	$ 1,023.16	$ 1.66

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Contrafund
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705711.125
CON-SANN-0823
Fidelity® Series Opportunistic Insights Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Meta Platforms, Inc. Class A	8.4
Berkshire Hathaway, Inc. Class A	5.9
Microsoft Corp.	5.4
Apple, Inc.	4.5
NVIDIA Corp.	4.2
Amazon.com, Inc.	3.6
Exxon Mobil Corp.	2.6
Vertex Pharmaceuticals, Inc.	2.5
Netflix, Inc.	2.3
Eli Lilly & Co.	2.2
41.6

Market Sectors (% of Fund's net assets)

Information Technology	25.0
Communication Services	15.4
Health Care	14.5
Financials	12.5
Consumer Discretionary	8.7
Industrials	8.1
Energy	7.3
Materials	3.4
Consumer Staples	2.9
Utilities	0.2
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.3%
Entertainment - 2.9%
Activision Blizzard, Inc.	117,300	9,888,390
Liberty Media Corp. Liberty Formula One Series C (a)	221,698	16,689,425
Netflix, Inc. (a)	479,809	211,351,066
The Walt Disney Co. (a)	7,700	687,456
Universal Music Group NV	1,185,508	26,325,296
		264,941,633
Interactive Media & Services - 12.3%
Alphabet, Inc.:
Class A (a)	1,389,912	166,372,466
Class C (a)	1,407,000	170,204,790
Bumble, Inc. (a)	94,000	1,577,320
Epic Games, Inc. (a)(b)(c)	7,100	4,998,116
Meta Platforms, Inc. Class A (a)	2,642,754	758,417,547
		1,101,570,239
Media - 0.0%
Comcast Corp. Class A	22,300	926,565
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	68,400	9,500,760
TOTAL COMMUNICATION SERVICES		1,376,939,197
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.5%
BYD Co. Ltd. (H Shares)	113,500	3,639,339
Harley-Davidson, Inc.	327,900	11,545,359
Hyundai Motor Co. Ltd.	86,200	13,559,595
Rad Power Bikes, Inc. (a)(b)(c)	145,919	325,399
Rivian Automotive, Inc. (a)	11,042	183,960
Tesla, Inc. (a)	16,700	4,371,559
Toyota Motor Corp.	846,100	13,598,595
		47,223,806
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	2,524,040	329,033,854
Coupang, Inc. Class A (a)	377,926	6,575,912
Dollarama, Inc.	32,400	2,194,322
MercadoLibre, Inc. (a)	4,900	5,804,540
		343,608,628
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	422,500	54,147,600
Booking Holdings, Inc. (a)	2,400	6,480,792
Cava Group, Inc.	20,000	819,000
Chipotle Mexican Grill, Inc. (a)	11,254	24,072,306
Churchill Downs, Inc.	12,278	1,708,729
Deliveroo PLC Class A (a)(d)	1,530,738	2,225,923
Evolution AB (d)	9,100	1,152,376
Hilton Worldwide Holdings, Inc.	147,513	21,470,517
Hyatt Hotels Corp. Class A	7,708	883,183
Las Vegas Sands Corp. (a)	29,200	1,693,600
Marriott International, Inc. Class A	4,800	881,712
McDonald's Corp.	136,200	40,643,442
Restaurant Brands International, Inc.	39,500	3,062,499
Starbucks Corp.	9,000	891,540
		160,133,219
Household Durables - 0.4%
Blu Investments LLC (a)(b)(c)	21,093,998	6,539
D.R. Horton, Inc.	42,200	5,135,318
Lennar Corp. Class A	276,054	34,592,327
PulteGroup, Inc.	1,800	139,824
		39,874,008
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	16,500	382,096
Specialty Retail - 1.9%
Academy Sports & Outdoors, Inc.	218,568	11,813,600
Dick's Sporting Goods, Inc.	218,804	28,923,701
Fanatics, Inc. Class A (a)(b)(c)	139,938	10,747,238
Fast Retailing Co. Ltd.	11,500	2,949,460
O'Reilly Automotive, Inc. (a)	40,846	39,020,184
The Home Depot, Inc.	366	113,694
TJX Companies, Inc.	226,900	19,238,851
Ulta Beauty, Inc. (a)	77,603	36,519,584
Wayfair LLC Class A (a)	6,160	400,462
Williams-Sonoma, Inc.	142,114	17,784,146
		167,510,920
Textiles, Apparel & Luxury Goods - 0.3%
China Hongxing Sports Ltd. (a)(c)	22,200	0
Deckers Outdoor Corp. (a)	13,084	6,903,903
Dr. Martens Ltd.	24,809	38,534
lululemon athletica, Inc. (a)	10,834	4,100,669
NIKE, Inc. Class B	3,900	430,443
On Holding AG (a)	302,700	9,989,100
Ralph Lauren Corp. (e)	7,600	937,080
Tapestry, Inc.	61,000	2,610,800
		25,010,529
TOTAL CONSUMER DISCRETIONARY		783,743,206
CONSUMER STAPLES - 2.9%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	181,200	10,269,953
Constellation Brands, Inc. Class A (sub. vtg.)	52,200	12,847,986
Diageo PLC	1,061	45,613
PepsiCo, Inc.	389,900	72,217,278
The Coca-Cola Co.	614,950	37,032,289
		132,413,119
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	109,800	5,630,280
Casey's General Stores, Inc.	20,700	5,048,316
Costco Wholesale Corp.	128,937	69,417,102
		80,095,698
Food Products - 0.4%
Lamb Weston Holdings, Inc.	194,600	22,369,270
Mondelez International, Inc.	178,600	13,027,084
		35,396,354
Personal Care Products - 0.1%
L'Oreal SA (a)	25,928	12,094,792
L'Oreal SA	621	289,682
Olaplex Holdings, Inc. (a)	228,724	850,853
		13,235,327
TOTAL CONSUMER STAPLES		261,140,498
ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Antero Resources Corp. (a)	16,900	389,207
Birchcliff Energy Ltd. (e)	75,900	449,184
Canadian Natural Resources Ltd.	359,600	20,217,406
Cheniere Energy, Inc.	96,936	14,769,169
Chevron Corp.	294,700	46,371,045
ConocoPhillips Co.	1,069,177	110,777,429
Diamondback Energy, Inc.	93,246	12,248,795
EOG Resources, Inc.	275,900	31,573,996
Exxon Mobil Corp.	2,174,800	233,247,300
Hess Corp.	466,122	63,369,286
Marathon Petroleum Corp.	80,400	9,374,640
Occidental Petroleum Corp.	760,900	44,740,920
Pioneer Natural Resources Co.	56,700	11,747,106
PrairieSky Royalty Ltd.	49,600	867,134
Suncor Energy, Inc.	61,300	1,798,164
Tourmaline Oil Corp. (e)	32,700	1,540,769
Valero Energy Corp.	317,900	37,289,670
		640,771,220
FINANCIALS - 12.5%
Banks - 2.2%
AIB Group PLC	263,600	1,107,415
Banco Santander SA (Spain)	1,006,700	3,726,942
Bank of America Corp.	2,252,362	64,620,266
Bank of Ireland Group PLC	343,600	3,276,194
East West Bancorp, Inc.	68,200	3,600,278
First Citizens Bancshares, Inc.	2,100	2,695,245
HDFC Bank Ltd. sponsored ADR	64,600	4,502,620
JPMorgan Chase & Co.	511,424	74,381,507
Nu Holdings Ltd. (a)	645,700	5,094,573
Royal Bank of Canada	266,300	25,432,932
Starling Bank Ltd. Series D (a)(b)(c)	1,611,012	5,974,277
Wells Fargo & Co.	182,600	7,793,368
		202,205,617
Capital Markets - 0.6%
BlackRock, Inc. Class A	600	414,684
Brookfield Asset Management Ltd. Class A	4,520	147,533
Brookfield Corp. (Canada) Class A	34,000	1,144,669
Goldman Sachs Group, Inc.	2,873	926,657
Morgan Stanley	505,200	43,144,080
MSCI, Inc.	1,511	709,097
TulCo LLC (a)(b)(c)(f)	7,549	6,569,895
		53,056,615
Consumer Finance - 0.1%
American Express Co.	75,100	13,082,420
Financial Services - 6.8%
Adyen BV (a)(d)	1,095	1,896,176
Berkshire Hathaway, Inc. Class A (a)	1,022	529,201,820
MasterCard, Inc. Class A	34,000	13,372,200
Visa, Inc. Class A	267,300	63,478,404
		607,948,600
Insurance - 2.8%
American International Group, Inc.	250,600	14,419,524
Aon PLC	4,400	1,518,880
Arthur J. Gallagher & Co.	43,411	9,531,753
Brookfield Asset Management Reinsurance Partners Ltd.	480	16,240
Chubb Ltd.	155,768	29,994,686
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,600	22,171,567
Hartford Financial Services Group, Inc.	2,700	194,454
Intact Financial Corp.	104,185	16,086,054
Marsh & McLennan Companies, Inc.	50,800	9,554,464
Progressive Corp.	625,800	82,837,146
The Travelers Companies, Inc.	356,508	61,911,179
		248,235,947
TOTAL FINANCIALS		1,124,529,199
HEALTH CARE - 14.5%
Biotechnology - 5.6%
Alnylam Pharmaceuticals, Inc. (a)	102,400	19,449,856
Argenx SE ADR (a)	22,327	8,701,502
Arrowhead Pharmaceuticals, Inc. (a)	25,600	912,896
Biogen, Inc. (a)	2,700	769,095
Biohaven Ltd.	1,466	35,067
Exact Sciences Corp. (a)	21,800	2,047,020
Galapagos NV sponsored ADR (a)	82,379	3,349,530
Gilead Sciences, Inc.	106,500	8,207,955
Krystal Biotech, Inc. (a)	4,700	551,780
Legend Biotech Corp. ADR (a)	88,443	6,105,220
Moderna, Inc. (a)	3,500	425,250
Moonlake Immunotherapeutics (a)	35,000	1,785,000
Nuvalent, Inc. Class A (a)	21,700	915,089
Regeneron Pharmaceuticals, Inc. (a)	277,261	199,223,119
Roivant Sciences Ltd. (a)	151,200	1,524,096
Sarepta Therapeutics, Inc. (a)	8,800	1,007,776
Seagen, Inc. (a)	4,700	904,562
United Therapeutics Corp. (a)	83,974	18,537,261
Vertex Pharmaceuticals, Inc. (a)	636,300	223,920,333
Zai Lab Ltd. (a)	222,960	613,446
		498,985,853
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	2,600	919,464
Boston Scientific Corp. (a)	210,000	11,358,900
DexCom, Inc. (a)	20,500	2,634,455
Edwards Lifesciences Corp. (a)	7,347	693,043
GE Healthcare Holding LLC	17,679	1,436,242
Inspire Medical Systems, Inc. (a)	3,300	1,071,312
Intuitive Surgical, Inc. (a)	176,350	60,301,119
Lantheus Holdings, Inc. (a)	10,100	847,592
Penumbra, Inc. (a)	2,900	997,774
Shockwave Medical, Inc. (a)	6,900	1,969,329
Straumann Holding AG	13,083	2,121,666
Stryker Corp.	15,500	4,728,895
Surgical Science Sweden AB (a)	32,800	733,528
		89,813,319
Health Care Providers & Services - 2.6%
23andMe Holding Co. Class A (a)(e)	144,779	253,363
agilon health, Inc. (a)	78,241	1,356,699
AmerisourceBergen Corp.	2,800	538,804
Cardinal Health, Inc.	92,500	8,747,725
Elevance Health, Inc.	28,000	12,440,120
HCA Holdings, Inc.	52,200	15,841,656
Henry Schein, Inc. (a)	10,400	843,440
P3 Health Partners, Inc. Class A (a)	57,586	172,182
UnitedHealth Group, Inc.	392,778	188,784,818
		228,978,807
Health Care Technology - 0.0%
Doximity, Inc. (a)(e)	49,200	1,673,784
Schrodinger, Inc. (a)(e)	29,595	1,477,382
		3,151,166
Life Sciences Tools & Services - 0.6%
Danaher Corp.	80,435	19,304,400
Mettler-Toledo International, Inc. (a)	13,756	18,042,920
Thermo Fisher Scientific, Inc.	24,860	12,970,705
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	59,096	3,187,047
		53,505,072
Pharmaceuticals - 4.7%
AstraZeneca PLC sponsored ADR	414,600	29,672,922
Bristol-Myers Squibb Co.	333,000	21,295,350
DICE Therapeutics, Inc. (a)	61,197	2,843,213
Eli Lilly & Co.	427,852	200,654,031
Intra-Cellular Therapies, Inc. (a)	31,880	2,018,642
Johnson & Johnson	164,100	27,161,832
Merck & Co., Inc.	969,000	111,812,910
Novo Nordisk A/S Series B	17,900	2,891,563
Nuvation Bio, Inc. (a)	82,324	148,183
Royalty Pharma PLC	554,200	17,036,108
Structure Therapeutics, Inc. ADR	34,200	1,421,694
Ventyx Biosciences, Inc. (a)	14,200	465,760
Verona Pharma PLC ADR (a)	32,200	680,708
Zoetis, Inc. Class A	40,500	6,974,505
		425,077,421
TOTAL HEALTH CARE		1,299,511,638
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	185,000	85,170,300
Northrop Grumman Corp.	90,900	41,432,220
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	212,910	17,245,710
Class C (a)(b)(c)	7,830	634,230
TransDigm Group, Inc.	10,800	9,657,036
		154,139,496
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	270,915	48,561,514
Zipline International, Inc. (a)(b)(c)	28,830	1,158,966
		49,720,480
Building Products - 0.3%
Carrier Global Corp.	57,700	2,868,267
Toto Ltd.	65,320	1,975,042
Trane Technologies PLC	103,800	19,852,788
		24,696,097
Commercial Services & Supplies - 0.3%
Cintas Corp.	16,631	8,266,937
Clean Harbors, Inc. (a)	96,075	15,797,612
Clean TeQ Water Pty Ltd. (a)	2,653	424
GFL Environmental, Inc.	27,800	1,079,473
Republic Services, Inc.	18,300	2,803,011
Waste Connections, Inc. (United States)	6,239	891,740
		28,839,197
Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	33,200	1,003,656
Electrical Equipment - 1.3%
AMETEK, Inc.	6,000	971,280
Eaton Corp. PLC	334,100	67,187,510
Hubbell, Inc. Class B	129,956	43,088,211
nVent Electric PLC	63,700	3,291,379
Prysmian SpA	22,400	935,673
		115,474,053
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	302,600	24,440,989
J.B. Hunt Transport Services, Inc.	11,678	2,114,068
Old Dominion Freight Lines, Inc.	24,400	9,021,900
Uber Technologies, Inc. (a)	146,800	6,337,356
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	10,600	26,809
		41,941,122
Industrial Conglomerates - 0.9%
General Electric Co.	705,237	77,470,284
Machinery - 0.8%
Caterpillar, Inc.	42,900	10,555,545
Crane Nxt Co.	6,100	344,284
Deere & Co.	58,000	23,501,020
Fortive Corp.	120,925	9,041,562
Indutrade AB	34,800	783,741
PACCAR, Inc.	289,790	24,240,934
Parker Hannifin Corp.	12,400	4,836,496
		73,303,582
Passenger Airlines - 0.3%
Copa Holdings SA Class A	16,300	1,802,454
Ryanair Holdings PLC sponsored ADR (a)	233,600	25,836,160
		27,638,614
Professional Services - 0.1%
Thomson Reuters Corp.	9,591	1,294,921
Verisk Analytics, Inc.	29,300	6,622,679
		7,917,600
Trading Companies & Distributors - 0.6%
United Rentals, Inc.	58,800	26,187,756
W.W. Grainger, Inc.	35,419	27,931,069
		54,118,825
TOTAL INDUSTRIALS		656,263,006
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	257,295	41,697,228
Motorola Solutions, Inc.	9,500	2,786,160
		44,483,388
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp. Class A	1,876,087	159,373,591
CDW Corp.	61,436	11,273,506
Jabil, Inc.	44,600	4,813,678
		175,460,775
IT Services - 1.1%
Accenture PLC Class A	266,329	82,183,803
ASAC II LP (a)(b)(c)	2,013,117	338,204
Cloudflare, Inc. (a)	508	33,208
Gartner, Inc. (a)	10,813	3,787,902
MongoDB, Inc. Class A (a)	11,900	4,890,781
Okta, Inc. (a)	39,900	2,767,065
Shopify, Inc. Class A (a)	69,168	4,470,401
X Holdings Corp. Class A (c)	32,510	1,258,787
		99,730,151
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc. (a)	832,153	94,790,548
Advantest Corp.	19,500	2,626,338
Allegro MicroSystems LLC (a)	38,400	1,733,376
Analog Devices, Inc.	352,200	68,612,082
Applied Materials, Inc.	25,900	3,743,586
ASML Holding NV (depository receipt)	4,900	3,551,275
Broadcom, Inc.	21,400	18,563,002
First Solar, Inc. (a)	60,600	11,519,454
Lattice Semiconductor Corp. (a)	281,291	27,023,626
Microchip Technology, Inc.	11,300	1,012,367
Monolithic Power Systems, Inc.	33,232	17,952,923
NVIDIA Corp.	895,260	378,712,885
ON Semiconductor Corp. (a)	482,200	45,606,476
Qualcomm, Inc.	144,437	17,193,780
Synaptics, Inc. (a)	1,931	164,869
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	249,200	25,149,264
		717,955,851
Software - 8.9%
Adobe, Inc. (a)	79,266	38,760,281
ANSYS, Inc. (a)	1,600	528,432
Cadence Design Systems, Inc. (a)	487,262	114,272,684
Check Point Software Technologies Ltd. (a)	25,700	3,228,434
Clear Secure, Inc. (e)	92,332	2,139,332
Dynatrace, Inc. (a)	234,800	12,085,156
Fortinet, Inc. (a)	396,327	29,958,358
HubSpot, Inc. (a)	6,100	3,245,749
Intuit, Inc.	6,083	2,787,170
Magic Leap, Inc.:
Class A (a)(c)	72,297	447,518
warrants (a)(c)	39,573	244,957
Microsoft Corp.	1,419,149	483,277,000
Palo Alto Networks, Inc. (a)	38,400	9,811,584
Roper Technologies, Inc.	1,900	913,520
Salesforce, Inc. (a)	343,894	72,651,046
Samsara, Inc. (a)	6,900	191,199
ServiceNow, Inc. (a)	8,700	4,889,139
Stripe, Inc. Class B (a)(b)(c)	26,700	537,471
Synopsys, Inc. (a)	31,000	13,497,710
Tanium, Inc. Class B (a)(b)(c)	408,212	3,224,875
		796,691,615
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	2,077,600	402,992,072
Dell Technologies, Inc.	19,519	1,056,173
Samsung Electronics Co. Ltd.	17,090	941,089
		404,989,334
TOTAL INFORMATION TECHNOLOGY		2,239,311,114
MATERIALS - 3.4%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	29,500	8,836,135
Corteva, Inc.	121,100	6,939,030
Linde PLC	7,000	2,667,560
Sherwin-Williams Co.	9,634	2,558,020
Westlake Corp.	88,852	10,615,148
		31,615,893
Construction Materials - 0.0%
Vulcan Materials Co.	12,700	2,863,088
Metals & Mining - 3.0%
Agnico Eagle Mines Ltd. (Canada)	15,400	768,983
B2Gold Corp.	1,897,333	6,760,077
Cleveland-Cliffs, Inc. (a)	148,053	2,481,368
Franco-Nevada Corp.	316,617	45,125,839
Freeport-McMoRan, Inc.	813,500	32,540,000
Glencore PLC	452,400	2,565,056
Ivanhoe Electric, Inc.	46,500	606,360
Ivanhoe Mines Ltd. (a)	3,410,287	31,148,875
Lundin Gold, Inc.	2,400	28,715
Newcrest Mining Ltd.	51,639	921,158
Novagold Resources, Inc. (a)	493,634	1,956,277
Nucor Corp.	514,773	84,412,477
Orla Mining Ltd. (a)	997,300	4,185,686
POSCO sponsored ADR (e)	2,050	151,598
Steel Dynamics, Inc.	398,940	43,456,534
Wheaton Precious Metals Corp.	332,000	14,357,637
		271,466,640
TOTAL MATERIALS		305,945,621
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	67,691	1,371,420
UTILITIES - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp.	131,348	12,024,909
PG&E Corp. (a)	396,600	6,853,248
		18,878,157
TOTAL COMMON STOCKS (Cost $5,032,800,377)		8,708,404,276

Preferred Stocks - 1.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	37,932	8,566,563
Reddit, Inc.:
Series E(a)(b)(c)	9,600	332,064
Series F(a)(b)(c)	49,896	1,725,903
		10,624,530
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	19,024	42,424
Series C(a)(b)(c)	74,857	166,931
Series D(a)(b)(c)	127,700	284,771
		494,126
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	800	245,944

TOTAL CONSUMER DISCRETIONARY		740,070

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	3,340	302,637
Series H(a)(b)(c)	3,970	359,722
		662,359
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	13,266	114,088

TOTAL CONSUMER STAPLES		776,447

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	38,025	914,501

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	194,500	824,680

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(b)(c)	79,800	1,334,256
Series F(a)(b)(c)	4,099	68,535
Somatus, Inc. Series E (a)(b)(c)	842	853,165
		2,255,956
TOTAL HEALTH CARE		3,080,636

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (a)(b)(c)	125,290	2,203,851
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	36,460	29,532,600
Series H(a)(b)(c)	7,256	5,877,360
Series N(a)(b)(c)	24,552	19,887,120
		57,500,931
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	66,084	2,656,577
Series F(c)	129,467	5,204,573
		7,861,150
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	15,787	1,711,469

TOTAL INDUSTRIALS		67,073,550

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Delphix Corp. Series D (a)(b)(c)	232,855	968,677
Moloco, Inc. Series A (b)(c)	35,442	2,126,520
Nuro, Inc.:
Series C(a)(b)(c)	190,290	1,208,342
Series D(a)(b)(c)	36,736	233,274
Stripe, Inc.:
Series H(a)(b)(c)	11,500	231,495
Series I(b)(c)	128,075	2,578,150
Tenstorrent, Inc. Series C1 (a)(b)(c)	12,300	725,454
		8,071,912
TOTAL CONVERTIBLE PREFERRED STOCKS		91,281,646
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	463,600	6,411,588

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	61,811	1,486,555

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (a)(c)	275,569	3,163,532

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,061,675
TOTAL PREFERRED STOCKS (Cost $62,300,047)		102,343,321

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $680,000)	680,000	674,560

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i)	340,781,431	340,849,587
Fidelity Securities Lending Cash Central Fund 5.14% (i)(j)	7,943,009	7,943,803
TOTAL MONEY MARKET FUNDS (Cost $348,793,390)		348,793,390

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $5,444,573,814)	9,160,215,547
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(170,800,272)
NET ASSETS - 100.0%	8,989,415,275

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $143,186,155 or 1.6% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,274,475 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAC II LP	10/10/13	155,030

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,628,745

Blu Investments LLC	5/21/20	36,484

Bowery Farming, Inc. Series C1	5/18/21	799,267

ByteDance Ltd. Series E1	11/18/20	4,156,368

Circle Internet Financial Ltd. Series E	5/11/21	1,003,200

Circle Internet Financial Ltd. Series F	5/09/22	1,602,374

Delphix Corp. Series D	7/10/15	2,095,695

Discord, Inc. Series I	9/15/21	440,500

ElevateBio LLC Series C	3/09/21	815,928

Epic Games, Inc.	7/13/20 - 7/30/20	4,082,500

Fanatics, Inc. Class A	8/13/20 - 12/15/21	4,645,244

GoBrands, Inc. Series G	3/02/21	834,056

GoBrands, Inc. Series H	7/22/21	1,542,308

Lyra Health, Inc. Series E	1/14/21	730,697

Lyra Health, Inc. Series F	6/04/21	64,372

Moloco, Inc. Series A	6/26/23	2,126,520

Nuro, Inc. Series C	10/30/20	2,484,160

Nuro, Inc. Series D	10/29/21	765,788

Rad Power Bikes, Inc.	1/21/21	703,890

Rad Power Bikes, Inc. Series A	1/21/21	91,769

Rad Power Bikes, Inc. Series C	1/21/21	361,098

Rad Power Bikes, Inc. Series D	9/17/21	1,223,851

Reddit, Inc. Series E	5/18/21	407,752

Reddit, Inc. Series F	8/11/21	3,083,293

Relativity Space, Inc. Series E	5/27/21	2,861,010

Somatus, Inc. Series E	1/31/22	734,759

Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	3,185,238

Space Exploration Technologies Corp. Class C	9/11/17	105,705

Space Exploration Technologies Corp. Series G	1/20/15	2,824,191

Space Exploration Technologies Corp. Series H	8/04/17	979,560

Space Exploration Technologies Corp. Series N	8/04/20	6,629,040

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,151,959

Stripe, Inc. Class B	5/18/21	1,071,428

Stripe, Inc. Series H	3/15/21	461,438

Stripe, Inc. Series I	3/20/23 - 5/12/23	2,578,680

Tanium, Inc. Class B	4/21/17 - 9/18/20	3,439,433

Tenstorrent, Inc. Series C1	4/23/21	731,288

Tenstorrent, Inc. 0%	4/23/21	680,000

TulCo LLC	8/24/17 - 12/14/17	2,643,700

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	2,307,320

Zipline International, Inc.	10/12/21	1,037,880

Zipline International, Inc. Series E	12/21/20	2,156,281

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	440,690,320	1,332,094,349	1,431,935,082	7,977,501	-	-	340,849,587	0.9%
Fidelity Securities Lending Cash Central Fund 5.14%	6,128,103	149,324,507	147,508,807	14,223	-	-	7,943,803	0.0%
Total	446,818,423	1,481,418,856	1,579,443,889	7,991,724	-	-	348,793,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,387,563,727	1,371,941,081	-	15,622,646
Consumer Discretionary	784,483,276	738,534,945	34,129,085	11,819,246
Consumer Staples	261,916,945	238,440,458	22,700,040	776,447
Energy	647,182,808	647,182,808	-	-
Financials	1,126,930,255	1,106,361,909	5,623,118	14,945,228
Health Care	1,302,592,274	1,292,819,582	3,505,009	6,267,683
Industrials	723,336,556	634,244,978	2,979,122	86,112,456
Information Technology	2,250,546,558	2,229,691,875	3,567,427	17,287,256
Materials	305,945,621	302,459,407	3,486,214	-
Real Estate	1,371,420	1,371,420	-	-
Utilities	18,878,157	18,878,157	-	-

Preferred Securities	674,560	-	-	674,560

Money Market Funds	348,793,390	348,793,390	-	-
Total Investments in Securities:	9,160,215,547	8,930,720,010	75,990,015	153,505,522

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$138,926,567
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	4,646,518
Cost of Purchases	9,932,437
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$153,505,522
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$4,646,518

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,741,421) - See accompanying schedule:
Unaffiliated issuers (cost $5,095,780,424)	$8,811,422,157
Fidelity Central Funds (cost $348,793,390)	348,793,390

Total Investment in Securities (cost $5,444,573,814)		$9,160,215,547
Restricted cash		61,365
Foreign currency held at value (cost $904,362)		904,374
Receivable for investments sold		905,922
Receivable for fund shares sold		10,116
Dividends receivable		4,541,527
Distributions receivable from Fidelity Central Funds		1,282,955
Other receivables		42,653
Total assets		9,167,964,459
Liabilities
Payable for investments purchased	$24,900,777
Payable for fund shares redeemed	144,761,899
Other payables and accrued expenses	945,683
Collateral on securities loaned	7,940,825
Total Liabilities		178,549,184
Net Assets		$8,989,415,275
Net Assets consist of:
Paid in capital		$5,290,858,101
Total accumulated earnings (loss)		3,698,557,174
Net Assets		$8,989,415,275
Net Asset Value , offering price and redemption price per share ($8,989,415,275 ÷ 523,412,743 shares)		$17.17

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$50,387,964
Income from Fidelity Central Funds (including $14,223 from security lending)		7,991,724
Total Income		58,379,688
Expenses
Custodian fees and expenses	$66,785
Independent trustees' fees and expenses	26,336
Total expenses before reductions	93,121
Expense reductions	(2,073)
Total expenses after reductions		91,048
Net Investment income (loss)		58,288,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(26,317,143)
Foreign currency transactions	(91,879)
Total net realized gain (loss)		(26,409,022)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $46,673)	1,542,623,762
Unfunded commitments	309,148
Assets and liabilities in foreign currencies	(6,320)
Total change in net unrealized appreciation (depreciation)		1,542,926,590
Net gain (loss)		1,516,517,568
Net increase (decrease) in net assets resulting from operations		$1,574,806,208

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,288,640	$91,855,692
Net realized gain (loss)	(26,409,022)	321,739,744
Change in net unrealized appreciation (depreciation)	1,542,926,590	(2,587,093,534)
Net increase (decrease) in net assets resulting from operations	1,574,806,208	(2,173,498,098)
Distributions to shareholders	-	(568,513,318)

Share transactions
Proceeds from sales of shares	464,866,821	3,429,424,120
Reinvestment of distributions	-	568,513,318
Cost of shares redeemed	(1,118,490,994)	(1,208,298,984)

Net increase (decrease) in net assets resulting from share transactions	(653,624,173)	2,789,638,454
Total increase (decrease) in net assets	921,182,035	47,627,038

Net Assets
Beginning of period	8,068,233,240	8,020,606,202
End of period	$8,989,415,275	$8,068,233,240

Other Information
Shares
Sold	30,225,518	215,811,257
Issued in reinvestment of distributions	-	36,485,463
Redeemed	(70,539,802)	(75,287,602)
Net increase (decrease)	(40,314,284)	177,009,118

Fidelity® Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.31	$20.74	$20.25	$18.10	$15.18	$17.32
Income from Investment Operations
Net investment income (loss) A,B	.11	.20	.14	.12	.15	.15
Net realized and unrealized gain (loss)	2.75	(5.44)	4.79	5.36	4.43	(.42)
Total from investment operations	2.86	(5.24)	4.93	5.48	4.58	(.27)
Distributions from net investment income	-	(.18)	(.20)	(.16)	(.15)	(.13)
Distributions from net realized gain	-	(1.00)	(4.24)	(3.18)	(1.51)	(1.75)
Total distributions	-	(1.19) C	(4.44)	(3.33) C	(1.66)	(1.87) C
Net asset value, end of period	$17.17	$14.31	$20.74	$20.25	$18.10	$15.18
Total Return D,E	19.99%	(25.73)%	24.81%	31.18%	30.53%	(1.87)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.35% H	1.23%	.61%	.61%	.81%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$8,989,415	$8,068,233	$8,020,606	$7,673,290	$6,899,733	$6,419,232
Portfolio turnover rate I	37% H	36%	43%	33%	27% J	32% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$152,830,962	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.0 - 22.0 / 14.3	Increase
			Enterprise value/Revenue multiple (EV/R)	1.3 - 43.7 / 11.7	Increase
			Enterprise value/Net income multiple (EV/NI)	14.5	Increase
		Recovery value	Recovery value	$0.00 - $0.17 / $0.16	Increase
		Market approach	Transaction price	$59.45 - $60.00 / $59.86	Increase
			Premium rate	10%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	29%	Decrease
			Exit multiple	1.8	Increase
		Black scholes	Discount rate	4.0% - 4.7% / 4.3%	Increase
			Volatility	70.0% - 80.0% / 73.2%	Increase
			Term	2.0 - 5.0 / 3.5	Increase
Preferred Securities	$674,560	Market approach	Transaction price	59.45	Increase
			Premium rate	10%	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	70%	Increase
			Term	2	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,815,038,296
Gross unrealized depreciation	(130,817,776)
Net unrealized appreciation (depreciation)	$3,684,220,520
Tax cost	$5,475,995,027

The Fund elected to defer to its next fiscal year approximately $14,451,235 of capital losses recognized during the period November 1, 2022 to December 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Opportunistic Insights Fund	9,818,307.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Opportunistic Insights Fund	1,530,846,815	1,679,265,306

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Opportunistic Insights Fund	$23,118

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Opportunistic Insights Fund	53,651,899	79,247,975	1,952,435

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Opportunistic Insights Fund	$1,488	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,073.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Series Opportunistic Insights Fund	-%- D
Actual		$ 1,000	$ 1,199.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Series Opportunistic Insights Fund
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.951055.110
O1T-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023